UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

 Investment Company Act file number 811-06336

Franklin Templeton International Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices)           (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 10/31/15

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

Annual Report and Shareholder Letter
October 31, 2015

Templeton Foreign Smaller Companies Fund

A SERIES OF FRANKLIN TEMPLETON INTERNATIONAL TRUST

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Contents
Annual Report
Templeton Foreign Smaller Companies Fund	3
Performance Summary	7
Your Fund’s Expenses	12
Financial Highlights and Statement of Investments	14
Financial Statements	22
Notes to Financial Statements	25
Report of Independent Registered
Public Accounting Firm	34
Tax Information	35
Board Members and Officers	36
Meeting of Shareholders	41
Shareholder Information	42

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Templeton Foreign Smaller Companies Fund

This annual report for Templeton Foreign Smaller Companies Fund covers the fiscal year ended October 31, 2015. At the market close on December 10, 2013, the Fund closed to new investors with limited exceptions. Existing shareholders may add to their accounts. We believe this closure can help us effectively manage our current level of assets.

Your Fund’s Goal and Main Investments

The Fund seeks to provide long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of smaller companies located outside the U.S., including emerging markets.

Performance Overview

For the 12 months under review, the Fund’s Class A shares posted a +1.79% cumulative total return. In comparison, the MSCI All Country World Index (ACWI) ex USA Small Cap Index, which measures performance of international small capitalization stocks in developed and emerging markets, excluding the U.S., generated a +1.87% total return.1 Please note that index performance information is provided for reference and we do not attempt to track an index but rather undertake investments on the basis of fundamental research. You can find the Fund’s long-term performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Economic and Market Overview

The global economy expanded moderately during the 12 months under review despite slowing growth in some countries. As measured by the MSCI World Index, stocks in global developed markets overall rose during the period amid some positive developments. Weighing on global stocks at times were worries about China’s slowing economy and tumbling stock market, Greece’s debt crisis, geopolitical turmoil in Russia and Ukraine, and ongoing uncertainty over the U.S. Federal Reserve’s (Fed’s) timing for raising interest rates. Conversely, stocks gained as economic data in the U.S. and certain eurozone countries improved, Greece reached an agreement with its creditors, certain global central banks sought to boost their respective economies and the Fed kept the federal funds target rate unchanged. For the reporting period, oil prices declined sharply largely due to strong global supply, and gold

1. Source: Morningstar.
The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 18.

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TEMPLETON FOREIGN SMALLER COMPANIES FUND

and other commodity prices also fell. The U.S. dollar appreciated against most currencies during the period, which reduced returns of many foreign assets in U.S. dollar terms.

U.S. economic growth expanded in 2014’s fourth quarter, slowed in 2015’s first quarter and strengthened in 2015’s second quarter. Despite healthy consumer spending, estimates indicated moderate third-quarter growth as businesses cut back on inventories, exports declined, and state and local governments reduced their spending. Although global financial markets anticipated an increase, in September and October the Fed kept its target interest rate at 0%–0.25%. The Fed said it expected moderate economic expansion, but it would monitor developments domestically and abroad.

Outside the U.S, the U.K. economy grew at a slower pace in 2015’s third quarter as the construction and manufacturing sectors contracted, while the services sector grew. The eurozone generally benefited from lower oil prices, a weaker euro that helped exports, the European Central Bank’s (ECB’s) accommodative policy, an improved 2015 eurozone growth forecast and expectations of further ECB stimulus. The eurozone’s annual inflation rate declined during the period, ending at an estimated 0.0% in October. Although the ECB maintained its benchmark interest rates during the period, it indicated that it could increase stimulus measures based on an assessment of the region’s inflation and economic growth.

The Bank of Japan (BOJ) broadened its stimulus measures amid weak domestic demand and lower inflation. The country exited recession in the fourth quarter of 2014 and its economy continued to grow in 2015’s first quarter. Although growth contracted in the second quarter, it rose in the third quarter mostly due to improved business investment.

In emerging markets, economic growth generally moderated. Investors remained concerned about Greece’s economy, even though the country and its creditors reached an agreement for a third bailout package in July. The Chinese government’s intervention to cool domestic stock market speculation and its effective currency devaluation led to a severe slump in emerging market stocks from June through August. In October, emerging market equities gained after China expanded its monetary and fiscal stimulus to support a cooling economy. Central bank actions varied across emerging markets during the 12 months under review, as some banks raised interest rates in response to rising inflation and weakening currencies, while

Top 10 Sectors/Industries
10/31/15
% of Total
Net Assets
Auto Components	8.2%
Machinery	7.7%
Household Durables	6.0%
Textiles, Apparel & Luxury Goods	5.7%
Electronic Equipment, Instruments & Components	4.6%
Capital Markets	4.3%
Diversified Consumer Services	4.1%
Personal Products	3.7%
Banks	3.4%
Energy Equipment & Services	3.2%

others lowered interest rates to promote economic growth. In the recent global environment, emerging market stocks, as measured by the MSCI Emerging Markets Index, fell for the 12-month period.

Investment Strategy

We employ a bottom-up, value-oriented, long-term approach to investing. We focus our analysis on the market price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash flow potential. We also consider a company’s price/earnings ratio, profit margins and liquidation value. We are patient investors and may hold a security for several years as we wait for the market to recognize a company’s true worth.

Manager’s Discussion

Several holdings performed well during the period under review. Bahamas-based Steiner Leisure is a dominant worldwide spa services provider serving more than 90% of the cruise industry’s capacity. The company’s operations include spas and salons in 146 cruise ships, 70 resort spas and two luxury day spas. Shares rose during the period following news that the firm agreed to sell itself to consumer-focused, private-equity firm Catterton.

Dignity is the U.K.’s second-largest funeral services provider and largest private cremations provider. Given the company’s opportunity to further consolidate in the fragmented U.K. funeral-care market and its continued ability to increase prices

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Top 10 Holdings
10/31/15
Company	% of Total
Sector/Industry, Country	Net Assets
Steiner Leisure Ltd.	2.4%
Diversified Consumer Services, Bahamas
Kobayashi Pharmaceutical Co. Ltd.	2.0%
Personal Products, Japan
Amer Sports OYJ	2.0%
Leisure Products, Finland
Aalberts Industries NV	2.0%
Machinery, Netherlands
Gerresheimer AG	2.0%
Life Sciences Tools & Services, Germany
Huhtamaki OYJ	2.0%
Containers & Packaging, Finland
Rational AG	2.0%
Machinery, Germany
Asics Corp.	1.9%
Textiles, Apparel & Luxury Goods, Japan
Techtronic Industries Co. Ltd.	1.9%
Household Durables, Hong Kong
Just Retirement Group PLC, 144A	1.8%
Insurance, U.K.

for funerals and cremations in excess of inflation, our analysis showed significant growth potential in the medium term. Shares performed well during the period, and we remained positive on the company due to a strong deal pipeline and track record of earnings-boosting acquisitions.

Germany-based Gerresheimer announced in July that it would acquire Centor, a U.S. business dominant in plastic vial packaging for pharmaceutical products. The proposed acquisition offered considerable potential for financial and revenue synergies and resulted in rapid increases to earnings forecasts and strong share price performance.

The Fund had some underperformers during the reporting period. Singapore-based Ezion, which owns offshore assets and provides offshore marine logistics services to the oil and gas industries, was a significant detractor. Ezion offers a range of services with strong demand in the Asia-Pacific region, and management has a long history of successful execution and excellent contacts within the oil and gas industry. Ezion’s share price suffered due to low oil prices and negative sentiment toward the sector. However, we remained positive on the stock due to an underpenetrated lift-boat market in Asia and anticipated a low risk of liquidity problems for the company despite low oil prices. We also expected an eventual normalization in oil prices within our five-year time horizon, although the exact timing of a turnaround remained inconclusive at period-end.

Shares of HudBay Minerals, an integrated copper, zinc and gold producer with assets in North and Central America, declined due to ongoing commodity market weakness. However, domestic operations continued to progress, with production on new projects increasing and on track to contribute meaningfully to cash flow over the next few years. The company was also nearing an end to a heavy capital investment phase and was positioned to considerably boost its total output. We do not believe its value is adequately captured in recent valuations.

Headquartered in Canada, Dorel Industries is a leading global consumer products manufacturer, importer and marketer specializing in juvenile goods, home furnishings and leisure and recreational products. Continued U.S. dollar strength had a negative impact on earnings in markets outside the U.S., where Dorel derives almost half of its revenue. In our analysis, Dorel traded at a steep discount to its peers and offered an attractive free cash flow yield. Despite its portfolio of well-known consumer products, a strong track record for creating shareholder value and a platform to continue to drive future growth, investors outside of Canada showed little awareness of the company. Additionally, Dorel recently announced a restructuring that we expected could reduce development and supply chain lead times, improve cost structures and operating margins and lower warranty costs.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the 12 months ended October 31, 2015, the U.S. dollar increased in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s investment predominantly in securities with non-U.S. currency exposure.

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TEMPLETON FOREIGN SMALLER COMPANIES FUND

Thank you for your continued participation in Templeton Foreign Smaller Companies Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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TEMPLETON FOREIGN SMALLER COMPANIES FUND

Performance Summary as of October 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	10/31/15	10/31/14[1]	Change
A (FINEX)	$16.41	$16.33	+$0.08
C (FCFSX)	$15.75	$15.67	+$0.08
R6 (N/A)	$16.41	$16.37	+$0.04
Advisor (FTFAX)	$16.39	$16.33	+$0.06

Distributions[2] (11/1/14–10/31/15)
Dividend
Share Class	Income
A	$0.2220
C	$0.0930
R6	$0.3375
Advisor	$0.2763

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TEMPLETON FOREIGN SMALLER COMPANIES FUND
PERFORMANCE SUMMARY

Performance as of 10/31/15

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/R6/Advisor Class: no sales charges.

			Value of	Average Annual	Total Annual
	Cumulative	Average Annual	$10,000	Total Return	Operating Expenses[7]
Share Class	Total Return[3]	Total Return[4]	Investment[5]	(9/30/15)[6]	(with waiver)	(without waiver)
A					1.67%	1.67%
1-Year	+1.79%[1]	-4.08%	$9,592	-11.53%
5-Year	+12.99%	+1.27%	$10,652	+1.03%
10-Year	+56.26%	+3.94%	$14,724	+2.93%
C					2.42%	2.42%
1-Year	+1.00%[1]	0.00%	$10,000	-7.81%
5-Year	+8.82%	+1.71%	$10,882	+1.46%
10-Year	+45.04%	+3.79%	$14,504	+2.77%
R6[8]					1.10%	1.11%
1-Year	+2.35%[1]	+2.35%	$10,235	-5.56%
Since Inception (5/1/13)	+3.29%	+1.30%	$10,329	-0.57%
Advisor					1.42%	1.42%
1-Year	+2.08%[1]	+2.08%	$10,208	-5.88%
5-Year	+14.41%	+2.73%	$11,441	+2.50%
10-Year	+60.28%	+4.83%	$16,028	+3.81%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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TEMPLETON FOREIGN SMALLER COMPANIES FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

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TEMPLETON FOREIGN SMALLER COMPANIES FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment (continued)

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TEMPLETON FOREIGN SMALLER COMPANIES FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. Smaller, midsized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have exhibited greater price volatility than large company stocks, particularly over the short term. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Price and total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at
10/31/14 for financial reporting purposes, and as a result, the net asset values for shareholder transactions and the total returns based on those net asset values differ from the adjusted net asset values and total returns reported in the Financial Highlights.
2. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
7. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
8. The transfer agent has contractually agreed to cap transfer agency fees for class R6 shares so that transfer agency fees for that class do not exceed 0.01% until at least
2/29/16. Class R6 investment results reflect the fee cap, to the extent applicable; without this fee cap, the results would have been lower.
9. Source: Morningstar. The MSCI ACWI ex USA Small Cap Index is a free float-adjusted, market capitalization-weighted index designed to measure the performance of small cap equity securities of global developed and emerging markets, excluding the U.S.
See www.franklintempletondatasources.com for additional data provider information.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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TEMPLETON FOREIGN SMALLER COMPANIES FUND
YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 5/1/15	Value 10/31/14	Period* 5/1/15–10/31/15
A
Actual	$1,000	$919.30	$8.95
Hypothetical (5% return before expenses)	$1,000	$1,015.88	$9.40
C
Actual	$1,000	$915.60	$12.55
Hypothetical (5% return before expenses)	$1,000	$1,012.10	$13.19
R6
Actual	$1,000	$920.80	$6.97
Hypothetical (5% return before expenses)	$1,000	$1,017.95	$7.32
Advisor
Actual	$1,000	$920.20	$7.74
Hypothetical (5% return before expenses)	$1,000	$1,017.14	$8.13

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.85%; C: 2.60%; R6: 1.44% (net of expense waivers); and Advisor: 1.60%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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FRANKLIN TEMPLETON INTERNATIONAL TRUST

Financial Highlights
Templeton Foreign Smaller Companies Fund
		Year Ended October 31,
	2015	2014	2013	2012	2011
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$16.31	$18.02	$14.39	$13.92	$15.47
Income from investment operations[a]:
Net investment income[b]	0.16 [c]	0.05 [d]	0.13	0.24	0.12
Net realized and unrealized gains (losses)	0.16	(1.50)	3.77	0.38	(1.60)
Total from investment operations	0.32	(1.45)	3.90	0.62	(1.48)
Less distributions from net investment income	(0.22)	(0.26)	(0.27)	(0.15)	(0.07)
Net asset value, end of year	$16.41	$16.31	$18.02	$14.39	$13.92

Total return[e]	2.03%	(8.11)%	27.43%	4.67%	(9.60)%

Ratios to average net assets
Expenses	1.80%	1.67%	1.65%[f]	1.65%	1.55%[f]
Net investment income	0.95%[c]	0.30%[d]	0.83%	1.72%	0.80%

Supplemental data
Net assets, end of year (000’s)	$79,101	$94,088	$131,844	$103,168	$121,119
Portfolio turnover rate	55.78%	38.68%	42.94%	57.56%	50.03%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $0.08 per share related to special dividends and tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union in connection with certain Fund holdings. Excluding these amounts, the ratio of net investment income to average net assets would have been 0.44%.
dNet investment income per share includes approximately $0.05 per share received in the form of special dividends paid in connection with certain Fund’s holdings.
Excluding these non-recurring amounts, the ratio of net investment income (loss) to average net assets would have been (0.01)%.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
fBenefit of expense reduction rounds to less than 0.01%.

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			FINANCIAL HIGHLIGHTS

Templeton Foreign Smaller Companies Fund (continued)
		Year Ended October 31,
	2015	2014	2013	2012	2011
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$15.65	$17.31	$13.83	$13.36	$14.89
Income from investment operations[a]:
Net investment income (loss)[b]	0.03 [c]	(0.08)[d]	0.01	0.13	0.01
Net realized and unrealized gains (losses)	0.16	(1.44)	3.63	0.38	(1.54)
Total from investment operations	0.19	(1.52)	3.64	0.51	(1.53)
Less distributions from net investment income	(0.09)	(0.14)	(0.16)	(0.04)	—
Net asset value, end of year	$15.75	$15.65	$17.31	$13.83	$13.36

Total return[e]	1.26%	(8.82)%	26.58%	3.85%	(10.28)%

Ratios to average net assets
Expenses	2.55%	2.42%	2.40%[f]	2.40%	2.30%[f]
Net investment income (loss)	0.20%[c]	(0.45)%[d]	0.08%	0.97%	0.05%

Supplemental data
Net assets, end of year (000’s)	$10,415	$13,040	$16,027	$12,814	$14,457
Portfolio turnover rate	55.78%	38.68%	42.94%	57.56%	50.03%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $0.08 per share related to special dividends and tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union in connection with certain Fund holdings. Excluding these amounts, the ratio of net investment income to average net assets would have been (0.31)%.
dNet investment income per share includes approximately $0.05 per share received in the form of special dividends paid in connection with certain Fund’s holdings.
Excluding these non-recurring amounts, the ratio of net investment income (loss) to average net assets would have been (0.76)%.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
fBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN TEMPLETON INTERNATIONAL TRUST
FINANCIAL HIGHLIGHTS

Templeton Foreign Smaller Companies Fund (continued)
	Year Ended October 31,
	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$16.34	$18.03	$16.53
Income from investment operations[b]:
Net investment income[c]	0.25 [d]	0.15 [e]	0.16
Net realized and unrealized gains (losses)	0.16	(1.51)	1.34
Total from investment operations	0.41	(1.36)	1.50
Less distributions from net investment income	(0.34)	(0.33)	—
Net asset value, end of year	$16.41	$16.34	$18.03

Total return[f]	2.60%	(7.64)%	9.07%

Ratios to average net assets[g]
Expenses before waiver and payments by affiliates	1.30%	1.11%	2.55%
Expenses net of waiver and payments by affiliates	1.29%	1.10%	1.12%[h]
Net investment income	1.46%[d]	0.87%[e]	1.36%

Supplemental data
Net assets, end of year (000’s)	$844	$835	$5
Portfolio turnover rate	55.78%	38.68%	42.94%

aFor the period May 1, 2013 (effective date) to October 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dNet investment income per share includes approximately $0.08 per share related to special dividends and tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union in connection with certain Fund holdings. Excluding these amounts, the ratio of net investment income to average net assets would have been 0.95%.
eNet investment income per share includes approximately $0.05 per share received in the form of special dividends paid in connection with certain Fund’s holdings.
Excluding these non-recurring amounts, the ratio of net investment income to average net assets would have been 0.56%.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hBenefit of expense reduction rounds to less than 0.01%.

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16 Annual Report | The accompanying notes are an integral part of these financial statements.

franklintempleton.com

	FRANKLIN TEMPLETON INTERNATIONAL TRUST
			FINANCIAL HIGHLIGHTS

Templeton Foreign Smaller Companies Fund (continued)
		Year Ended October 31,
	2015	2014	2013	2012	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$16.30	$18.00	$14.38	$13.93	$15.48
Income from investment operations[a]:
Net investment income[b]	0.20 [c]	0.10 [d]	0.18	0.26	0.17
Net realized and unrealized gains (losses)	0.17	(1.50)	3.75	0.39	(1.61)
Total from investment operations	0.37	(1.40)	3.93	0.65	(1.44)
Less distributions from net investment income	(0.28)	(0.30)	(0.31)	(0.20)	(0.11)
Net asset value, end of year	$16.39	$16.30	$18.00	$14.38	$13.93

Total return	2.33%	(7.90)%	27.79%	4.90%	(9.38)%

Ratios to average net assets
Expenses	1.56%	1.42%	1.40%[e]	1.40%	1.30%[e]
Net investment income	1.19%[c]	0.55%[d]	1.08%	1.97%	1.05%

Supplemental data
Net assets, end of year (000’s)	$33,064	$40,153	$40,832	$31,817	$36,902
Portfolio turnover rate	55.78%	38.68%	42.94%	57.56%	50.03%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $0.08 per share related to special dividends and tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union in connection with certain Fund holdings. Excluding these amounts, the ratio of net investment income to average net assets would have been 0.68%.
dNet investment income per share includes approximately $0.05 per share received in the form of special dividends paid in connection with certain Fund’s holdings.
Excluding these non-recurring amounts, the ratio of net investment income to average net assets would have been 0.24%.
eBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com

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The accompanying notes are an integral part of these financial statements. | Annual Report 17

FRANKLIN TEMPLETON INTERNATIONAL TRUST

Statement of Investments, October 31, 2015

Templeton Foreign Smaller Companies Fund
	Industry	Shares	Value
Common Stocks 93.6%
Austria 1.0%
Wienerberger AG	Building Products	67,270	$1,239,658
Bahamas 2.3%
[a]Steiner Leisure Ltd.	Diversified Consumer Services	45,943	2,910,949
Belgium 1.3%
Ontex Group NV	Personal Products	52,170	1,604,234
Brazil 1.2%
Grendene SA	Textiles, Apparel & Luxury Goods	178,100	833,732
M Dias Branco SA	Food Products	1,500	27,193
Tupy SA	Auto Components	112,765	617,081
			1,478,006
Canada 6.2%
Badger Daylighting Inc.	Construction & Engineering	70,800	1,108,932
Dorel Industries Inc., B	Household Durables	58,400	1,485,067
Enerflex Ltd.	Energy Equipment & Services	57,600	555,934
Ensign Energy Services Inc.	Energy Equipment & Services	103,700	651,917
Genworth MI Canada Inc.	Thrifts & Mortgage Finance	20,700	511,821
HudBay Minerals Inc.	Metals & Mining	236,930	1,230,358
Laurentian Bank of Canada	Banks	17,800	721,094
Mullen Group Ltd.	Energy Equipment & Services	67,100	896,001
Precision Drilling Corp.	Energy Equipment & Services	114,500	455,355
			7,616,479
China 4.0%
China ZhengTong Auto Services Holdings Ltd.	Specialty Retail	1,164,500	521,352
Goldpac Group Ltd.	Technology Hardware, Storage & Peripherals	843,000	437,236
Haier Electronics Group Co. Ltd.	Household Durables	471,000	912,752
Kingdee International Software Group Co. Ltd.	Software	2,652,000	1,098,349
Minth Group Ltd.	Auto Components	622,000	1,292,046
Yingde Gases Group Co. Ltd.	Chemicals	1,592,000	710,691
			4,972,426
Finland 4.0%
Amer Sports OYJ	Leisure Products	89,310	2,505,287
Huhtamaki OYJ	Containers & Packaging	69,960	2,468,491
			4,973,778
Germany 7.8%
Gerresheimer AG	Life Sciences Tools & Services	32,060	2,501,008
Grand City Properties SA	Real Estate Management & Development	86,790	1,732,456
Jenoptik AG	Electronic Equipment, Instruments & Components	57,600	930,082
Kloeckner & Co. SE	Trading Companies & Distributors	121,930	1,087,080
Leoni AG	Auto Components	23,440	956,664
Rational AG	Machinery	6,100	2,420,884
			9,628,174
Hong Kong 7.5%
EVA Precision Industrial Holdings Ltd.	Machinery	4,952,000	1,194,769
Luk Fook Holdings (International) Ltd.	Specialty Retail	401,000	1,037,339
Samsonite International SA	Textiles, Apparel & Luxury Goods	316,200	938,321
Techtronic Industries Co. Ltd.	Household Durables	640,590	2,343,123

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18 Annual Report

franklintempleton.com

FRANKLIN TEMPLETON INTERNATIONAL TRUST
STATEMENT OF INVESTMENTS

Templeton Foreign Smaller Companies Fund (continued)
	Industry	Shares	Value
Common Stocks (continued)
Hong Kong (continued)
Value Partners Group Ltd.	Capital Markets	1,417,700	$1,516,355
VTech Holdings Ltd.	Communications Equipment	186,600	2,263,088
			9,292,995
India 1.7%
Dewan Housing Finance Corp. Ltd.	Thrifts & Mortgage Finance	179,666	617,596
LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	201,535	1,478,607
			2,096,203
Indonesia 0.7%
[b]Sakari Resources Ltd.	Metals & Mining	1,342,000	943,112
Italy 2.7%
Amplifon SpA	Health Care Providers & Services	68,897	535,801
Interpump Group SpA	Machinery	14,400	212,102
[a]LivaNova PLC	Health Care Equipment & Supplies	18,536	1,228,566
Marr SpA	Food & Staples Retailing	69,257	1,410,639
			3,387,108
Japan 17.8%
Aderans Co. Ltd.	Personal Products	60,100	422,314
Asics Corp.	Textiles, Apparel & Luxury Goods	85,500	2,384,053
Capcom Co. Ltd.	Software	60,500	1,283,394
Descente Ltd.	Textiles, Apparel & Luxury Goods	89,600	1,156,009
Fuji Oil Holdings Inc.	Food Products	45,600	646,894
Keihin Corp.	Auto Components	103,900	1,708,134
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	32,279	2,519,624
Koshidaka Holdings Co. Ltd.	Hotels, Restaurants & Leisure	31,100	564,892
KYB Corp.	Auto Components	197,000	566,449
MEITEC Corp.	Professional Services	58,300	2,132,868
Nachi-Fujikoshi Corp.	Machinery	255,000	1,153,712
Square Enix Holdings Co. Ltd.	Software	43,600	1,185,018
Sumitomo Rubber Industries Ltd.	Auto Components	114,800	1,723,712
Tokai Rika Co. Ltd.	Auto Components	30,300	665,355
Tsugami Corp.	Machinery	144,000	711,170
Tsumura & Co.	Pharmaceuticals	90,600	2,196,682
Unipres Corp.	Auto Components	40,400	927,312
			21,947,592
Luxembourg 0.6%
[a]Stabilus SA	Machinery	17,510	673,645
Netherlands 4.3%
Aalberts Industries NV	Machinery	77,077	2,504,837
Arcadis NV	Construction & Engineering	86,774	2,189,016
[a,c]Refresco Group NV, Reg S	Beverages	38,320	626,766
			5,320,619
Philippines 0.6%
Energy Development Corp.	Independent Power & Renewable Electricity
	Producers	2,088,600	296,502
Vista Land & Lifescapes Inc.	Real Estate Management & Development	3,815,300	454,348
			750,850
Singapore 0.4%

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franklintempleton.com Annual Report 19

FRANKLIN TEMPLETON INTERNATIONAL TRUST
STATEMENT OF INVESTMENTS

Templeton Foreign Smaller Companies Fund (continued)
	Industry	Shares	Value
Common Stocks (continued)
Ezion Holdings Ltd.	Energy Equipment & Services	907,160	$453,337
South Korea 7.4%
Binggrae Co. Ltd.	Food Products	15,747	941,638
BNK Financial Group Inc.	Banks	117,243	1,437,078
DGB Financial Group Inc.	Banks	106,728	990,489
Hanon Systems	Auto Components	43,881	1,724,997
[a]Hyundai Mipo Dockyard Co. Ltd.	Machinery	9,649	606,558
KIWOOM Securities Co. Ltd.	Capital Markets	14,909	766,217
Korea Investment Holdings Co. Ltd.	Capital Markets	17,296	923,721
Sindoh Co. Ltd.	Technology Hardware, Storage & Peripherals	11,513	613,863
Youngone Corp.	Textiles, Apparel & Luxury Goods	27,189	1,140,235
			9,144,796
Spain 0.7%
Tecnicas Reunidas SA	Energy Equipment & Services	20,061	894,611
Sweden 0.5%
[c]The Thule Group AB, Reg S	Leisure Products	44,503	552,082
Switzerland 2.8%
[a]Basilea Pharmaceutica AG	Biotechnology	5,910	613,801
Logitech International SA	Technology Hardware, Storage & Peripherals	45,890	677,336
Vontobel Holding AG	Capital Markets	43,540	2,146,509
			3,437,646
Taiwan 3.3%
Casetek Holdings Ltd.	Technology Hardware, Storage & Peripherals	112,000	493,301
Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	513,372	1,227,020
Simplo Technology Co. Ltd.	Electronic Equipment, Instruments & Components	353,000	1,255,783
Tripod Technology Corp.	Electronic Equipment, Instruments & Components	670,000	1,035,944
			4,012,048
Thailand 0.9%
Tisco Financial Group PCL, fgn.	Banks	994,800	1,053,695
United Kingdom 13.9%
Bellway PLC	Household Durables	17,383	695,509
Bovis Homes Group PLC	Household Durables	38,370	606,162
Debenhams PLC	Multiline Retail	680,750	938,515
Devro PLC	Food Products	237,792	1,040,851
[a]DFS Furniture Ltd.	Household Durables	263,830	1,313,408
Dignity PLC	Diversified Consumer Services	58,835	2,204,417
Foxtons Group PLC	Real Estate Management & Development	330,514	1,018,809
HomeServe PLC	Commercial Services & Supplies	189,417	1,179,141
[d]Just Retirement Group PLC, 144A	Insurance	887,256	2,264,552
Laird PLC	Electronic Equipment, Instruments & Components	360,001	1,880,392
Oxford Instruments PLC	Electronic Equipment, Instruments & Components	74,119	593,456
SIG PLC	Trading Companies & Distributors	447,382	920,518
UBM PLC	Media	226,802	1,789,740
[a]Vectura Group PLC	Pharmaceuticals	267,270	720,054
			17,165,524
Total Common Stocks
(Cost $103,901,954)			115,549,567

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20 Annual Report

franklintempleton.com

FRANKLIN TEMPLETON INTERNATIONAL TRUST
STATEMENT OF INVESTMENTS

Templeton Foreign Smaller Companies Fund (continued)
	Industry	Shares	Value
Management Investment Companies
(Cost $1,211,046) 1.0%
United States 1.0%
iShares MSCI EAFE Small-Cap ETF	Diversified Financial Services	24,500	$1,227,940
Preferred Stocks 1.0%
Brazil 0.5%
Alpargatas SA, pfd.	Textiles, Apparel & Luxury Goods	262,600	561,868
Germany 0.5%
Draegerwerk AG & Co. KGAA, pfd.	Health Care Equipment & Supplies	9,000	648,671
Total Preferred Stocks
(Cost $1,875,269)			1,210,539
Total Investments before Short Term
Investments (Cost $106,988,269)			117,988,046
		Principal
		Amount
Short Term Investments 4.0%
U.S. Government and Agency Securities
(Cost $4,999,998) 4.0%
United States 4.0%
[e]Farmer Mac Discount Note, 11/02/15		$5,000,000	5,000,000
Total Investments
(Cost $111,988,267) 99.6%			122,988,046
Other Assets, less Liabilities 0.4%			435,989
Net Assets 100.0%			$123,424,035

See Abbreviations on page 33.

aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At October 31, 2015, the aggregate value of these securities was $1,178,848, representing 0.96% of net assets.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees.
At October 31, 2015, the value of this security was $2,264,552, representing 1.83% of net assets.
eThe security is traded on a discount basis with no stated coupon rate.

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franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report 21

FRANKLIN TEMPLETON INTERNATIONAL TRUST

Financial Statements

Statement of Assets and Liabilities
October 31, 2015

Templeton Foreign Smaller Companies Fund

Assets:
Investments in securities:
Cost	$111,988,267
Value	$122,988,046
Cash	471,840
Receivables:
Investment securities sold	315,445
Capital shares sold	34,784
Dividends	227,942
Other assets	676,045
Total assets	124,714,102
Liabilities:
Payables:
Investment securities purchased	795,507
Capital shares redeemed	169,434
Management fees	102,769
Distribution fees	25,126
Transfer agent fees	42,766
Accrued expenses and other liabilities	154,465
Total liabilities	1,290,067
Net assets, at value	$123,424,035
Net assets consist of:
Paid-in capital	$128,801,842
Undistributed net investment income	962,559
Net unrealized appreciation (depreciation)	10,979,047
Accumulated net realized gain (loss)	(17,319,413)
Net assets, at value	$123,424,035
Class A:
Net assets, at value	$79,100,714
Shares outstanding	4,820,818
Net asset value per share[a]	$16.41
Maximum offering price per share (net asset value per share ÷ 94.25%)	$17.41
Class C:
Net assets, at value	$10,414,928
Shares outstanding	661,297
Net asset value and maximum offering price per share[a]	$15.75
Class R6:
Net assets, at value	$843,956
Shares outstanding	51,435
Net asset value and maximum offering price per share	$16.41
Advisor Class:
Net assets, at value	$33,064,437
Shares outstanding	2,017,962
Net asset value and maximum offering price per share	$16.39

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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22 Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN TEMPLETON INTERNATIONAL TRUST
FINANCIAL STATEMENTS

Statement of Operations
for the year ended October 31, 2015

Templeton Foreign Smaller Companies Fund

Investment income:
Dividends (net of foreign taxes of $265,389)	$3,116,367
Interest	5,324
Other income (Note 1d)	671,257
Total investment income	3,792,948
Expenses:
Management fees (Note 3a)	1,341,782
Distribution fees: (Note 3c)
Class A	211,642
Class C	116,714
Transfer agent fees: (Note 3e)
Class A	249,992
Class C	33,337
Class R6	151
Advisor Class	105,364
Custodian fees (Note 4)	20,113
Reports to shareholders	38,742
Registration and filing fees	79,762
Professional fees	79,482
Trustees’ fees and expenses	8,678
Excise tax	45,820
Other	145,594
Total expenses	2,477,173
Expenses waived/paid by affiliates (Note 3f)	(63)
Net expenses	2,477,110
Net investment income	1,315,838
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments (net of foreign taxes of $208,589)	(1,545,020)
Foreign currency transactions	35,158
Net realized gain (loss)	(1,509,862)
Net change in unrealized appreciation (depreciation) on:
Investments	3,288,217
Translation of other assets and liabilities denominated in foreign currencies	(9,183)
Change in deferred taxes on unrealized appreciation	210,847
Net change in unrealized appreciation (depreciation)	3,489,881
Net realized and unrealized gain (loss)	1,980,019
Net increase (decrease) in net assets resulting from operations	$3,295,857

franklintempleton.com

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The accompanying notes are an integral part of these financial statements. | Annual Report 23

FRANKLIN TEMPLETON INTERNATIONAL TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Templeton Foreign Smaller Companies Fund

	Year Ended October 31,
	2015	2014
Increase (decrease) in net assets:
Operations:
Net investment income	$1,315,838	$536,703
Net realized gain (loss)	(1,509,862)	5,265,487
Net change in unrealized appreciation (depreciation)	3,489,881	(19,106,809)
Net increase (decrease) in net assets resulting from operations	3,295,857	(13,304,619)
Distributions to shareholders from:
Net investment income:
Class A	(1,245,197)	(1,901,066)
Class C	(75,247)	(135,379)
Class R6	(17,007)	(100)
Advisor Class	(657,536)	(669,813)
Total distributions to shareholders	(1,994,987)	(2,706,358)
Capital share transactions: (Note 2)
Class A	(15,790,271)	(27,559,717)
Class C	(2,783,626)	(1,562,503)
Class R6	959	909,831
Advisor Class	(7,420,711)	3,631,272
Total capital share transactions	(25,993,649)	(24,581,117)
Net increase (decrease) in net assets	(24,692,779)	(40,592,094)
Net assets:
Beginning of year	148,116,814	188,708,908
End of year	$123,424,035	$148,116,814
Undistributed net investment income included in net assets:
End of year	$962,559	$378,893

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24 Annual Report | The accompanying notes are an integral part of these financial statements.

franklintempleton.com

FRANKLIN TEMPLETON INTERNATIONAL TRUST

Notes to Financial Statements

Templeton Foreign Smaller Companies Fund

1. Organization and Significant Accounting Policies

Franklin Templeton International Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Templeton Foreign Smaller Companies Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class C, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees. The Fund was closed to new investors effective at the close of market December 10, 2013. Existing shareholders may add to their accounts.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds, listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

franklintempleton.com

Annual Report

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25

FRANKLIN TEMPLETON INTERNATIONAL TRUST

NOTES TO FINANCIAL STATEMENTS

Templeton Foreign Smaller Companies Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

a. Financial Instrument Valuation (continued)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m.Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Lending

The Fund participates in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Fund, and/or a joint repurchase agreement. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned is reported separately in the Statement of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower. At October 31, 2015, the Fund had no securities on loan.

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NOTES TO FINANCIAL STATEMENTS

Templeton Foreign Smaller Companies Fund (continued)

d. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date. As a result of several court cases, in certain countries across the European Union, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. During the year ended October 31, 2015, the Fund recognized $676,018 from Finland and Sweden for previously withheld foreign taxes and interest on such taxes. These amounts are reflected as other income and interest in the Statement of Operations. In regards to filings in other European Union countries, uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, and accordingly, no amounts are reflected in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of October 31, 2015, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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FRANKLIN TEMPLETON INTERNATIONAL TRUST
NOTES TO FINANCIAL STATEMENTS

Templeton Foreign Smaller Companies Fund (continued)

2. Shares of Beneficial Interest

At October 31, 2015, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

		Year Ended October 31,
		2015		2014
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	252,417	$4,211,156	656,199	$11,658,914
Shares issued in reinvestment of distributions	74,023	1,162,901	103,180	1,796,360
Shares redeemed	(1,275,468)	(21,164,328)	(2,308,078)	(41,014,991)
Net increase (decrease)	(949,028)	$(15,790,271)	(1,548,699)	$(27,559,717)
Class C Shares:
Shares sold	28,197	$450,144	118,115	$2,021,467
Shares issued in reinvestment of distributions	4,774	72,416	7,685	129,192
Shares redeemed	(205,097)	(3,306,186)	(218,270)	(3,713,162)
Net increase (decrease)	(172,126)	$(2,783,626)	(92,470)	$(1,562,503)
Class R6 Shares:
Shares sold	11,169	$183,227	60,634	$1,084,834
Shares issued in reinvestment of distributions	1,081	16,905	—	—
Shares redeemed	(11,917)	(199,173)	(9,834)	(175,003)
Net increase (decrease)	333	$959	50,800	$909,831
Advisor Class Shares:
Shares sold	445,587	$7,333,434	1,274,813	$22,772,036
Shares issued in reinvestment of distributions	39,491	618,028	32,798	569,372
Shares redeemed	(930,508)	(15,372,173)	(1,112,364)	(19,710,136)
Net increase (decrease)	(445,430)	$(7,420,711)	195,247	$3,631,272

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Investment Corp. (FTIC)	Investment manager
Templeton Investment Counsel, LLC (TIC)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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NOTES TO FINANCIAL STATEMENTS

Templeton Foreign Smaller Companies Fund (continued)

a. Management Fees

The Fund pays an investment management fee to FTIC based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.000%	Up to and including $100 million
0.900%	Over $100 million, up to and including $250 million
0.800%	Over $250 million, up to and including $500 million
0.750%	In excess of $500 million

Under a subadvisory agreement, TIC, an affiliate of FTIC, provides subadvisory services to the Fund. The subadvisory fee is paid by FTIC based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

Effective December 1, 2015, the Fund will pay an investment management fee to TIC based on the average daily net assets of the Fund. The annualized fee rates and net assets tiers remain the same.

Effective December 1, 2015, under a subadvisory agreement, FTIC, an affiliate of TIC, will provide subadvisory services to the Fund. The subadvisory fee will be paid by TIC based on the Fund’s average daily net assets, and will not be an additional expense of the Fund.

b. Administrative Fees

Under an agreement with FTIC, FT Services provides administrative services to the Fund. The fee is paid by FTIC based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

Effective December 1, 2015, under an agreement with TIC, FT Services will continue to provide administrative services to the Fund. The fee will be paid by TIC based on the Fund’s average daily net assets, and will not be an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%

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NOTES TO FINANCIAL STATEMENTS

Templeton Foreign Smaller Companies Fund (continued)

3. Transactions with Affiliates (continued)

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors have advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the year:

Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$4,474
CDSC retained	$316

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the year ended October 31, 2015, the Fund paid transfer agent fees of $388,844, of which $162,468 was retained by Investor Services.

f. Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until February 29, 2016.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended October 31, 2015, there were no credits earned.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At October 31, 2015, the Fund had capital loss carryforwards of $13,038,006 expiring in 2017 and short-term capital loss carryforwards of $2,769,820 not subject to expiration.

The tax character of distributions paid during the years ended October 31, 2015 and 2014, was as follows:

	2015	2014
Distributions paid from ordinary income	$1,994,987	$2,706,358

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NOTES TO FINANCIAL STATEMENTS

Templeton Foreign Smaller Companies Fund (continued)

At October 31, 2015, the cost of investments net unrealized appreciation (depreciation), and undistributed ordinary income, for income tax purposes were as follows:

Cost of investments	$114,164,481

Unrealized appreciation	$24,763,951
Unrealized depreciation	(15,940,386)
Net unrealized appreciation (depreciation)	$8,823,565

Distributable earnings – undistributed ordinary income	$1,266,084

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and foreign tax reclaims.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the year ended October 31, 2015, aggregated $73,548,591 and $101,568,287, respectively.

7. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. Upcoming Reorganization

On July 15, 2015, the Board approved a proposal to reorganize the Fund into Templeton Global Investment Trust. On October 27, 2015, shareholders of the Fund approved the proposal. The reorganization is expected to occur in 2016.

9. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 12, 2016. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended October 31, 2015, the Fund did not use the Global Credit Facility.

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NOTES TO FINANCIAL STATEMENTS

Templeton Foreign Smaller Companies Fund (continued)

10. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of October 31, 2015, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments:
Indonesia	$—	$—	$943,112	$943,112
All Other Equity Investments[a,b]	117,044,934	—	—	117,044,934
Short Term Investments	—	5,000,000	—	5,000,000
Total Investments in Securities	$117,044,934	$5,000,000	$943,112	$122,988,046

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common and preferred stocks and management investment companies.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the year.

11. New Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for certain transactions accounted for as a sale for interim and annual reporting periods beginning after December 15, 2014 and transactions accounted for as secured borrowings for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

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NOTES TO FINANCIAL STATEMENTS

Templeton Foreign Smaller Companies Fund (continued)

12. Subsequent Events

The Fund evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred, other than those already disclosed in the financial statements.

Abbreviations
Selected Portfolio
ETF Exchange Traded Fund

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FRANKLIN TEMPLETON INTERNATIONAL TRUST TEMPLETON FOREIGN SMALLER COMPANIES FUND

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Templeton International Trust

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton Foreign Smaller Companies Fund (one of the funds constituting Franklin Templeton International Trust, hereafter referred to as the “Fund”) at October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit which included confirmation of securities at October 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
December 17, 2015

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Tax Information (unaudited)

Templeton Foreign Smaller Companies Fund

Under Section 854(b)(1)(B) of the Internal Revenue Code (Code), the Fund hereby reports the maximum amount allowable but no less than $2,167,917 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended October 31, 2015. Distributions, including qualified dividend income, paid during calendar year 2015 will be reported to shareholders on Form 1099-DIV by mid-February 2016. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

At October 31, 2014, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund hereby reports to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Code. This written statement will allow shareholders of record on December 12, 2014, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Fund, to Class A, Class C, Class R6, and Advisor Class shareholders of record.

	Foreign Tax Paid	Foreign Source	Foreign Qualified
Class	Per Share	Income Per Share	Dividends Per Share
Class A	$0.0354	$0.2018	$0.1021
Class C	$0.0354	$0.1151	$0.0582
Class R6	$0.0354	$0.2816	$0.1424
Advisor Class	$0.0354	$0.2424	$0.1225

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Source Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund.1

By mid-February 2015, shareholders received Form 1099-DIV which included their share of taxes paid and foreign source income distributed during the calendar year 2014. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2014 individual income tax returns.

1Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

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FRANKLIN TEMPLETON INTERNATIONAL TRUST

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Harris J. Ashton (1932)	Trustee	Since 1991	146	Bar-S Foods (meat packing company)
One Franklin Parkway				(1981-2010).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Mary C. Choksi (1950)	Trustee	Since 2014	121	Avis Budget Group Inc. (car rental)
One Franklin Parkway				(2007-present), Omnicom Group Inc.
San Mateo, CA 94403-1906				(advertising and marketing communi-
				cations services) (2011-present) and
				H.J. Heinz Company (processed foods
				and allied products) (1998-2006).
Principal Occupation During at Least the Past 5 Years:
Senior Advisor, Strategic Investment Group (investment management group) (August 2015); director of various companies; and formerly,
Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing Director,
Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension
Investment Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952)	Trustee	Since 1998	146	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas) (1993-present),
San Mateo, CA 94403-1906				RTI International Metals, Inc. (manu-
				facture and distribution of titanium)
				(1999-present), Canadian National
				Railway (railroad) (2001-present),
				White Mountains Insurance Group, Ltd.
				(holding company) (2004-present) and
				H.J. Heinz Company (processed foods
				and allied products) (1994-2013).

Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).

J. Michael Luttig (1954)	Trustee	Since 2009	146	Boeing Capital Corporation (aircraft
One Franklin Parkway				financing) (2006-2013).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company); and formerly,
Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

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Independent Board Members (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Frank A. Olson (1932)	Trustee	Since 2007	146	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas) (1998-2013).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Chairman of the Board, The Hertz Corporation (car rental) (1980-2000) and Chief Executive
Officer (1977-1999); and Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines) (June-December 1987).

Larry D. Thompson (1945)	Trustee	Since 2007	146	Cbeyond, Inc. (business communi-
One Franklin Parkway				cations provider) (2010-2012), The
San Mateo, CA 94403-1906				Southern Company (energy company)
(2014-present; previously 2010-2012)
and Graham Holdings Company
(education and media organization)
(2011-present).
Principal Occupation During at Least the Past 5 Years:
Director of various companies; John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (January 2015;
previously 2011-2012); and formerly, Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc.
(consumer products) (2012-2014); Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011);
Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney
General, U.S. Department of Justice (2001-2003).

John B. Wilson (1959)	Lead	Trustee since 2006 121		None
One Franklin Parkway	Independent	and Lead
San Mateo, CA 94403-1906	Trustee	Independent
Trustee since 2008

Principal Occupation During at Least the Past 5 Years:
President, Staples Europe (office supplies) (2012-present); President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and formerly, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail)
(1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (1992-1996); Senior Vice President –
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm)
(1986-1990).

Interested Board Members and Officers

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

**Gregory E. Johnson (1961)	Trustee	Since 2007	163	None
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member – Office of the Chairman, Director and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin
Templeton Investments; Vice Chairman, Investment Company Institute; and formerly, President, Franklin Resources, Inc. (1994-2015).

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FRANKLIN TEMPLETON INTERNATIONAL TRUST

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

**Rupert H. Johnson, Jr. (1940) Chairman of		Since 2013	146	None
One Franklin Parkway	the Board
San Mateo, CA 94403-1906	and Trustee

Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 43 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of
45 of the investment companies in Franklin Templeton Investments.

Laura F. Fergerson (1962)	Chief	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Executive
San Mateo, CA 94403-1906	Officer –
Finance and
Administration

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; Vice President, Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC;
and officer of 45 of the investment companies in Franklin Templeton Investments.

Gaston Gardey (1967)	Treasurer,	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Chief Financial
San Mateo, CA 94403-1906	Officer
and Chief
Accounting
Officer

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin
Templeton Investments.

Aliya S. Gordon (1973)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton
Investments.

Steven J. Gray (1955)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and Franklin
Alternative Strategies Advisers, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

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Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Selena L. Holmes (1965)	Vice President	Since 2012	Not Applicable	Not Applicable
100 Fountain Parkway	– AML
St. Petersburg, FL 33716-1205	Compliance

Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance Monitoring; Chief Compliance Officer, Franklin Alternative Strategies Advisers, LLC; Vice President, Franklin
Templeton Companies, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Edward B. Jamieson (1948)	President and	Since 2010	Not Applicable	Not Applicable
One Franklin Parkway	Chief Executive
San Mateo, CA 94403-1906	Officer –
Investment
Management
Principal Occupation During at Least the Past 5 Years:
President, Chief Investment Officer and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC;
and officer and/or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 10 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972)	Vice President	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President, Fiduciary Trust International of the South and Templeton
Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton
Investments.

Robert C. Rosselot (1960)	Chief	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments
(2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952)	Vice President	Since 2006	Not Applicable	Not Applicable
One Franklin Parkway	and Secretary
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton
Investments.

Navid Tofigh (1972)	Vice President	Since	Not Applicable	Not Applicable
One Franklin Parkway		November 2015
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

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FRANKLIN TEMPLETON INTERNATIONAL TRUST

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Craig S. Tyle (1960)	Vice President	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964)	Vice President	Since 2011	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex.
These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 3: Effective April 30, 2015, Sam Ginn ceased to be a trustee of the Trust.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that
Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc.
from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund’s Audit Committee since 2006. As a result of such background and experience, the
Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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NOTES TO FINANCIAL STATEMENTS

Meeting of Shareholders

Meeting of Shareholders, October 27, 2015

A Special Meeting of Shareholders of the Fund was held at the offices of Franklin Templeton Investments, 300 S.E. 2nd Street, Fort Lauderdale, Florida, on October 27, 2015. The purpose of the meeting was to approve a new investment management agreement with Templeton Investment Counsel, LLC; to approve a new subadvisory agreement with Franklin Templeton Investments Corp.; to approve the use of a “manager of managers” structure whereby the Fund’s investment manager would be able to hire and replace subadvisors without shareholder approval; and to approve an agreement and plan of reorganization that provides for the reorganization of the Fund into a newly created series of Templeton Global Investment Trust. At the meeting, shareholders approved the new investment management agreement, the new subadvisory agreement, the use of a “manager of managers” structure and agreement and plan of reorganization. No other business was transacted at the meeting with respect to the Fund.

The results of the voting at the meeting are as follows:

Proposal 1. To approve a new investment management agreement with Templeton Investment Counsel, LLC:

		% of	% of
	Shares	Outstanding	Total
	Voted	Shares	Voted
For	3,398,825.482	42.834%	79.678%
Against	131,962.741	1.663%	3.094%
Abstain	734,910.642	9.262%	17.228%

Proposal 2. To approve a new subadvisory agreement with Franklin Templeton Investments

		% of	% of
	Shares	Outstanding	Total
	Voted	Shares	Voted
For	3,394,340.087	42.777%	79.573%
Against	137,257.058	1.730%	3.218%
Abstain	734,101.720	9.252%	17.209%

Proposal 3. To approve the use of a “manager of managers” structure whereby the Fund’s investment manager would be able to hire and replace subadvisors without shareholder approval:

		% of	% of
	Shares	Outstanding	Total
	Voted	Shares	Voted
For	3,090,004.217	38.942%	72.438%
Against	432,296.616	5.448%	10.134%
Abstain	743,398.032	9.369%	17.428%

Proposal 4. To approve an agreement and plan of reorganization that provides for the reorganization of Templeton Foreign Smaller Companies Fund into a newly created series of Templeton Global Investment Trust:

		% of	% of
	Shares	Outstanding	Total
	Voted	Shares	Voted
For	3,353,303.488	42.260%	78.611%
Against	158,228.443	1.995%	3.709%
Abstain	754,166.934	9.504%	17.680%

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FRANKLIN TEMPLETON INTERNATIONAL TRUST TEMPLETON FOREIGN SMALLER COMPANIES FUND

Shareholder Information

Board Approval of Investment Management Agreement

At a meeting held July 15, 2015, the Board of Trustees (Board), including a majority of non-interested or independent trustees, approved the management agreement for Templeton Foreign Smaller Companies Fund (New Fund), a newly created series of Templeton Global Investment Trust (TGIT), with Templeton Investment Counsel, LLC (TICL) and a subadvisory agreement with Franklin Templeton Investments Corp. (FTIC, and together with TICL, the “Managers”). In reaching its decision to approve the agreements with TICL (TICL Agreement) and FTIC (FTIC Agreement), the Board took into account that the Managers have been providing investment management services to Templeton Foreign Smaller Companies Fund (TFSCF), which is overseen by another board in the Franklin Templeton complex, and that the creation of New Fund was to facilitate the proposed reorganization of Templeton Global Smaller Companies Fund into a series of TGIT. The Board took into account that New Fund will have the same investment goals, principal investment policies and limitations, service provider arrangements, and other key factors as TFSCF and that the Managers would continue to provide the same services to New Fund. The Board considered various materials relating to the investment management and subadvisory agreements, including: (1) copies of the proposed form of agreements; (2) the biographies of the portfolio managers; and (3) information describing the fee payments and allocations under the new agreements.

In determining that the terms of the proposed agreements were fair and reasonable, the Board took into account several factors including, but not limited to, the following: (1) the nature and quality of the services to be provided by TICL under the proposed TICL Agreement and by FTIC under the proposed FTIC Agreement; (2) the Managers’ experience as a manager of similar funds and accounts, including TFSCF; (3) the Managers’ strength and reputation within the industry; (4) the fairness of the compensation under the proposed agreements; (5) the anticipated profitability of the Fund in light of the proposed reorganization of TFSCF; 6) the personnel, operations, financial condition, and investment management capabilities, methodologies, and resources of the Managers; and (7) the Managers’ compliance capabilities, as demonstrated by their respective policies and procedures designed to prevent violations of the federal securities laws. The Board approved the Code of Ethics and Compliance Policies and Procedures of the Managers, which are identical to those of other Franklin Templeton investment managers. In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel.

The following sets forth some of the preliminary information and factors relevant to the Board’s decision to approve the agreements. This discussion of the information and factors considered by the Board (including the information and factors discussed above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the foregoing and following factors. In addition, individual Trustees may have assigned different weights to various factors.

NATURE, EXTENT AND QUALITY OF SERVICES.

The Trustees reviewed the nature, extent and quality of the services to be provided by both Managers. In this regard, they reviewed New Fund’s investment goal and the Managers’ ability to implement New Fund’s investment strategy, including, but not limited to, the Managers’ trading practices and investment decision processes. They acknowledged that the Managers have been providing investment management services to TFSCF that are the same as those to be provided when TFSCF is reorganized into New Fund.

The Trustees reviewed New Fund’s portfolio managers, including their performance, staffing, and skills, and compensation program and considered similar products advised by the Managers and their relative fees and reasons for differences with respect thereto and any potential conflicts. They also considered that the nature, extent and quality of the services to be provided under the other service agreements with affiliates of the Managers would not be altered by the agreements.

The Trustees noted that the Board of TSFCF was satisfied with the nature and quality of the overall services provided by the Managers to that fund and its shareholders and were confident in the abilities of the Managers to implement New Fund’s investment strategy and to provide quality services to New Fund and its shareholders.

INVESTMENT PERFORMANCE. The Board considered the investment performance of the Managers in managing TFSCF, which was most recently reviewed in April 2015 as part of the annual contract renewal process (2015 Contract Renewal Process) by the TFSCF Board of Trustees. In addition

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TEMPLETON FOREIGN SMALLER COMPANIES FUND

SHAREHOLDER INFORMATION

they considered the performance benchmarks for New Fund, which are the same as those of TFSCF, and how such benchmarks would continue to be utilized to measure the performance of the Managers.

COMPARATIVE EXPENSES AND PROFITABILITY. The Board considered the cost of the services to be provided by the Managers (and their affiliates) from their respective relationships with New Fund. In this regard, the Board acknowledged the review during the 2015 Contract Renewal Process of the Managers and the finding that the contractual investment management fee rate and total expense ratio of TFSCF in comparison to its Lipper expense group was acceptable. The Board also considered that the profitability of the Managers in connection with their services to TFSCF was evaluated during the 2015 Contract Renewal Process and found to be reasonable.

In considering the appropriateness of the investment management fee to be charged to New Fund, the Board reviewed and considered the evaluation conducted of the nature, extent and quality of the overall investment management services provided by the Managers to TFSCF. Consideration was also given to the information provided by Lipper on similar funds to TFSCF in the Lipper Data (the Comparable Funds) in connection with the 2015 Contract Renewal process for TFSCF. The Board further considered the extent to which the Managers may derive ancillary benefits from New Fund’s operations following the reorganization.

Based upon its consideration of all these factors, the Board determined that the investment management fee structure, including the subadvisory fee to be paid by TICL, was fair and reasonable.

ECONOMIES OF SCALE. The Board considered economies of scale that may be realized by the Managers and their affiliates as New Fund grows larger and the extent to which they are shared with Fund shareholders. The TICL Agreement provides a fee at the rate of 1.00% of the value of average daily new assets up to and including $100 million; 0.90% of the value of average daily net assets over $100 million up to and including $250 million; 0.80% of the value of net assets over $250 million up to and including $500 million; and 0.75% of the value of the net assets over $500 million. The Board concluded that the schedule of fees allows for sharing of such economies as New Fund grows.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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FRANKLIN TEMPLETON INVESTMENTS

Annual Report
and Shareholder Letter
October 31, 2015

Franklin India Growth Fund

A SERIES OF FRANKLIN TEMPLETON INTERNATIONAL TRUST

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents
Annual Report
Franklin India Growth Fund	3
Performance Summary	7
Your Fund’s Expenses	12
Financial Highlights and Statement of Investments	14
Financial Statements	19
Notes to Financial Statements	22
Report of Independent Registered
Public Accounting Firm	29
Tax Information	30
Board Members and Officers	31
FT (Mauritius) Offshore Investments Limited	36
Shareholder Information	49

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Franklin India Growth Fund

This annual report for Franklin India Growth Fund covers the fiscal year ended October 31, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks long-term capital appreciation by investing under normal market conditions at least 80% of its net assets in securities of “Indian companies,” which are defined as those organized under the laws of, with a principal office in, or for which the principal trading market for their securities is in India, that derive 50% or more of total revenue or profit from goods or services produced or sales made in India, or that have 50% or more of their assets in India.1

Performance Overview

The Fund’s Class A shares had a -0.49% cumulative total return for the 12 months under review. In comparison, the MSCI India Index had a -8.06% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Economic and Market Overview

Indian equity markets started the Fund’s fiscal year on a positive note, driven by continued moderation in oil prices that benefited major oil importers such as India, substantial foreign investment inflows, expectations of strong global financial liquidity, and signs of improvement in domestic economic variables. However, beginning in April, Indian markets were pressured by mounting global market volatility driven by a potential Greek exit from the eurozone, a sharp downtrend in Chinese equity markets, continued global economic growth concerns ahead of the U.S. Federal Reserve’s rate policy decision, and weaker-than-expected corporate earnings recovery in India. As a result, the benchmark MSCI India Index ended the 12-month period with a loss of 8.06%. Furthermore, foreign

1. The Fund currently invests indirectly in Indian companies through FT (Mauritius) Offshore Investments Limited, a wholly owned, collective investment vehicle registered in the Republic of Mauritius.
2. Source: Morningstar.
The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 18.

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portfolio investor inflows into Indian equities slowed over the past 12 months.

India’s gross domestic product (GDP) growth for the first quarter of the country’s fiscal year 2016 was an annualized 7.0%, which was slightly below market expectations.3 However, gross value added (GVA), which is a more robust calculation, increased at a better-than-expected pace and was higher than the previous quarter’s growth. On a seasonally adjusted basis, the sequential growth momentum in GVA was the highest registered so far in the new GDP series. Additionally, industrial activity showed signs of recovery. As of September, the Index of Industrial Production registered 4.0% year-over-year cumulative growth so far in the country’s fiscal year 2016, which began in April, driven primarily by decent manufacturing sector growth.3 India’s current account deficit for the fiscal first quarter was 1.2% of GDP, compared with 1.6% of GDP in the corresponding period a year ago, mainly reflecting a year-over-year narrowing in the merchandise trade deficit due to weak imports and solid services exports.4 The country also registered a surplus in its balance of payments, which rose slightly from the same period a year ago.

What is a current account?

A current account is that part of the balance of payments where all of one country’s international transactions in goods and services are recorded.

What is balance of payments?

Balance of payments is a record of all of a country’s exports and imports of goods and services, borrowing and lending with the rest of the world during a particular time period. It helps a country evaluate its competitive strengths and weaknesses and forecast the strength of its currency.

Retail and wholesale inflation rates moderated from earlier highs. However, headline inflation rose to 5.0% year-over-year in October from 4.4% in September.3 Food inflation accelerated due to a sharp increase in the prices of various dry beans and a slight increase in the price of protein-based items. Core inflation, which excludes food and fuel, also edged higher, to 4.3% in September from 4.2% in August.3 Meanwhile, wholesale inflation remained in deflation territory as the Wholesale

Top 10 Holdings[1]
10/31/15
Company	% of Total
Sector/Industry	Net Assets
HDFC Bank Ltd.	5.3%
Banks
Infosys Ltd.	5.1%
IT Services
Sun Pharmaceutical Industries Ltd.	4.5%
Pharmaceuticals
Tata Motors Ltd., ord. & A	4.1%
Automobiles
Kotak Mahindra Bank Ltd.	4.1%
Banks
HCL Technologies Ltd.	3.9%
IT Services
Axis Bank Ltd.	3.7%
Banks
Dr. Reddy’s Laboratories Ltd.	3.4%
Pharmaceuticals
IndusInd Bank Ltd.	3.2%
Banks
State Bank of India	3.1%
Banks

Price Index declined 3.8% year-over-year in October, an improvement from the previous month’s -4.5% rate.5

In its September monetary policy review, the Reserve Bank of India (RBI) cut its key policy rate by 50 basis points (0.50%) to 6.75%. The RBI reduced its inflation projection for January 2016 to 5.8%, down from 6.0% in its August monetary policy review. Additionally, the RBI added that it would shift its focus to reducing inflation to 4.0%, the midpoint of its inflation band, by the end of fiscal year 2018, while keeping its fiscal year 2017 inflation target at 5.0%.

Investment Strategy

We are research-driven, fundamental investors pursuing a growth strategy. As bottom-up investors focusing primarily on individual securities, we seek to invest in companies whose current market price, in our opinion, does not reflect future growth prospects. We look for companies that have identifiable drivers of future earnings growth and that present, in our opinion, the best trade-off between potential earnings growth,

3. Source: Central Statistics Office, India.
4. Source: Ministry of Finance, India.
5. Source: Office of the Economic Adviser, India.

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FRANKLIN INDIA GROWTH FUND

business and financial risk, and valuation. Our philosophy includes favoring companies that have competitive advantages through leading-edge products, intellectual property, product positioning, unique market niches, brand identity, solid management teams, strong balance sheets, above-average or rising margins, and strong returns on capital invested in the business. In choosing equity investments, we also consider such factors as the company’s financial strength, management’s expertise, the company’s growth potential within the industry, and the industry’s growth potential.

Manager’s Discussion

We sought to identify companies that we considered to be favorably positioned to gain from India’s consumption and services growth over the medium to long term. In particular, we believed that benign inflation for raw materials and for wages, combined with low interest rates, would likely improve many companies’ margins and profitability in the medium term. Such improvements, along with government spending, could help corporate earnings, which could potentially increase beginning in 2016’s second half. We sought to position our portfolio with companies that we believed can derive maximum benefit from these opportunities.

During the 12 months under review, key contributors to the Fund’s absolute performance included the health care and industrials sectors.6 In health care, global drug manufacturer Torrent Pharmaceuticals was a major contributor to absolute results. The company seemed to focus on growth investment; fewer markets, as demonstrated by its exit from 20 emerging market countries; and active acquisitions, notably Elder Pharmaceuticals and Zyg Pharma. In industrials, machinery manufacturer Cummins India bolstered absolute performance, as the company continued to deliver decent earnings, with revenue supported by improved domestic market share and increased traction in exports of light horsepower engines.

Other individual contributors to the Fund’s absolute performance included Eicher Motors.7 Continued demand for the company’s Royal Enfield motorcycles, margin expansion due to operating leverage, and its addition to the MSCI India Index benefited its stock.

In contrast, key detractors from the Fund’s absolute performance included the consumer discretionary and telecommunication services sectors.8 Among individual holdings, notable detractors included major engineering and construction company Larsen & Toubro, steel products company Tata Steel 7 and automobile manufacturer Tata Motors. Larsen & Toubro’s share price fell due to investor concerns about order inflow and slower growth in construction activity. Tata Steel shares weakened as a broad-based decline in global commodity prices negatively impacted the metals industry. In consumer discretionary, Tata Motors shares declined because of weak monthly sales data for June and August and concerns about a slowdown in China’s luxury car market. However, we expected Tata Motors’ sales volume growth to improve in the second half of the company’s fiscal year 2016, when it completes its new automobile launches.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the 12 months ended October 31, 2015, the U.S. dollar rose in value relative to the Indian rupee. As a result, the Fund’s performance was negatively affected by the portfolio’s investment predominantly in securities denominated in the Indian rupee.

6. The health care sector comprises pharmaceuticals in the SOI. The industrials sector comprises construction and engineering, electrical equipment, industrial conglomerates and machinery in the SOI.
7. Not held at period-end.
8. The consumer discretionary sector comprises auto components; automobiles; hotels, restaurants and leisure; media; and textiles, apparel and luxury goods in the SOI.
The telecommunication services sector comprises wireless telecommunication services in the SOI.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN INDIA GROWTH FUND

Thank you for your continued participation in Franklin India Growth Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN INDIA GROWTH FUND

Performance Summary as of October 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	10/31/15	10/31/14		Change
A (FINGX)	$12.23	$12.37	-$	0.14
C (FINDX)	$11.64	$11.81	-$	0.17
R6 (N/A)	$12.51	$12.63	-$	0.12
Advisor (FIGZX)	$12.48	$12.60	-$	0.12

Distributions[1] (11/1/14–10/31/15)
Dividend
Share Class	Income
A	$0.0789
C	$0.0353
R6	$0.1099
Advisor	$0.0959

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FRANKLIN INDIA GROWTH FUND
PERFORMANCE SUMMARY

Performance as of 10/31/152

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R6/Advisor Class: no sales charges.

			Value of	Average Annual	Total Annual
	Cumulative	Average Annual	$10,000	Total Return	Operating Expenses[7]
Share Class	Total Return[3]	Total Return[4]	Investment[5]	(9/30/15)[6]	(with waiver)	(without waiver)
A					1.65%	2.25%
1-Year	-0.49%	-6.18%	$9,382	-2.11%
5-Year	+13.26%	+1.32%	$10,676	+1.14%
Since Inception (1/31/08)	+29.29%	+2.58%	$12,186	+2.41%
C					2.35%	2.95%
1-Year	-1.14%	-2.13%	$9,787	+2.09%
5-Year	+9.35%	+1.80%	$10,935	+1.61%
Since Inception (1/31/08)	+22.42%	+2.64%	$12,242	+2.48%
R6					1.20%	1.80%
1-Year	-0.07%	-0.07%	$9,993	+4.19%
Since Inception (5/1/13)	+34.98%	+12.74%	$13,498	+12.50%
Advisor					1.35%	1.95%
1-Year	-0.11%	-0.11%	$9,989	+4.17%
5-Year	+14.97%	+2.83%	$11,497	+2.64%
Since Inception (1/31/08)	+32.26%	+3.67%	$13,226	+3.51%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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8 Annual Report

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FRANKLIN INDIA GROWTH FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment2

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

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9

FRANKLIN INDIA GROWTH FUND
PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment2 (continued)

Class R6 (5/1/13–10/31/15)

$15,000
$10,000
$5,000
5/13
10/13
10/14
10/15
$13,498
$11,291
Franklin India Growth Fund
MSCI India Index[6]

Average Annual Total Return

Class R6	10/31/15
1-Year	-0.07%
Since Inception (5/1/13)	+12.74%

Advisor Class (1/31/08–10/31/15)

$15,000
$10,000
$5,000
$0
1/08
10/09
10/11
10/13
10/15
$13,226
$9,189
Franklin India Growth Fund
MSCI India Index[6]

Average Annual Total Return

Advisor Class	10/31/15
1-Year	-0.11%
5-Year	+2.83%
Since Inception (1/31/08)	+3.67%

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10 Annual Report

franklintempleton.com

FRANKLIN INDIA GROWTH FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to risks associated with these companies’ smaller size, lesser liquidity and the potential lack of established legal, political, business and social frameworks to support securities markets in the countries in which they operate. The Fund may also experience greater volatility than a fund that is more broadly diversified geographically. The Fund is designed for the aggressive portion of a well-diversified portfolio. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. The Fund has an expense reduction contractually guaranteed through at least 2/29/16. The Fund has a fee waiver associated with any investment in a Franklin
Templeton money fund, contractually guaranteed through at least its current fiscal year-end. The transfer agent has contractually agreed to cap transfer agency fees for
Class R6 shares so that transfer agency fees for that class do not exceed 0.01% until at least 2/29/16. Fund investment results reflect the expense reduction, fee waiver and fee cap, to the extent applicable; without these reductions, the results would have been lower.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
7. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
8. Source: Morningstar. The MSCI India Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in India.
See www.franklintempletondatasources.com for additional data provider information.

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11

FRANKLIN INDIA GROWTH FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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FRANKLIN INDIA GROWTH FUND
YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 5/1/15	Value 10/31/15	Period* 5/1/15–10/31/15
A
Actual	$1,000	$980.80	$8.49
Hypothetical (5% return before expenses)	$1,000	$1,016.74	$8.65
C
Actual	$1,000	$977.30	$11.96
Hypothetical (5% return before expenses)	$1,000	$1,013.11	$12.18
R6
Actual	$1,000	$983.50	$6.20
Hypothetical (5% return before expenses)	$1,000	$1,018.95	$6.31
Advisor
Actual	$1,000	$982.70	$7.00
Hypothetical (5% return before expenses)	$1,000	$1,018.15	$7.12

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.68%;
C: 2.40%; R6: 1.24%; and Advisor: 1.40%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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13

FRANKLIN TEMPLETON INTERNATIONAL TRUST

Financial Highlights
Franklin India Growth Fund
		Year Ended October 31,
	2015	2014	2013	2012	2011
Class A
Per share operating performance[a]
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.37	$8.55	$8.73	$9.45	$11.34
Income from investment operations[b]:
Net investment income (loss)[c]	(0.10)	0.02 [d]	(0.01)	(0.04)	(0.06)
Net realized and unrealized gains (losses)	0.04	3.80	(0.17)	(0.55)	(1.56)
Total from investment operations	(0.06)	3.82	(0.18)	(0.59)	(1.62)
Less distributions from:
Net investment income	(0.08)	—	—	—	—
Net realized gains	—	—	—	(0.13)	(0.27)
Total distributions	(0.08)	—	—	(0.13)	(0.27)
Net asset value, end of year	$12.23	$12.37	$8.55	$8.73	$9.45

Total return[e]	(0.49)%	44.68%	(2.06)%	(6.02)%	(14.53)%

Ratios to average net assets[a]
Expenses before waiver and payments by affiliates	2.08%	2.25%	2.26%	2.21%	2.25%
Expenses net of waiver and payments by affiliates	1.69%	1.65%	1.68%	1.68%	1.70%
Net investment income (loss)	(0.77)%	0.22%[d]	(0.07)%	(0.43)%	(0.62)%

Supplemental data
Net assets, end of year (000’s)	$66,035	$53,230	$25,025	$31,555	$38,079
Portfolio turnover rate[f]	46.88%	35.48%	16.95%	41.30%	39.07%

aThe per share amounts and ratios include income and expenses of the Portfolio.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dNet investment income per share includes approximately $0.02 per share received in the form of special dividends. Excluding these amounts, the ratio of net investment income to average net assets would have been 0.04%.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
fIncludes the Portfolio’s rate of turnover.

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14 Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN TEMPLETON INTERNATIONAL TRUST
FINANCIAL HIGHLIGHTS

Franklin India Growth Fund (continued)
		Year Ended October 31,
	2015	2014	2013	2012	2011
Class C
Per share operating performance[a]
(for a share outstanding throughout the year)
Net asset value, beginning of year	$11.81	$8.22	$8.45	$9.22	$11.15
Income from investment operations[b]:
Net investment income (loss)[c]	(0.18)	(0.05)[d]	(0.07)	(0.09)	(0.13)
Net realized and unrealized gains (losses)	0.05	3.64	(0.16)	(0.55)	(1.53)
Total from investment operations	(0.13)	3.59	(0.23)	(0.64)	(1.66)
Less distributions from:
Net investment income	(0.04)	—	—	—	—
Net realized gains	—	—	—	(0.13)	(0.27)
Total distributions	(0.04)	—	—	(0.13)	(0.27)
Net asset value, end of year	$11.64	$11.81	$8.22	$8.45	$9.22

Total return[e]	(1.14)%	43.67%	(2.72)%	(6.71)%	(15.06)%

Ratios to average net assets[a]
Expenses before waiver and payments by affiliates	2.79%	2.95%	2.98%	2.93%	2.95%
Expenses net of waiver and payments by affiliates	2.40%	2.35%	2.40%	2.40%	2.40%
Net investment income (loss)	(1.48)%	(0.48)%[d]	(0.79)%	(1.15)%	(1.32)%

Supplemental data
Net assets, end of year (000’s)	$17,754	$11,655	$6,078	$9,201	$11,192
Portfolio turnover rate[f]	46.88%	35.48%	16.95%	41.30%	39.07%

aThe per share amounts and ratios include income and expenses of the Portfolio.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dNet investment income (loss) per share includes approximately $0.02 per share received in the form of special dividends. Excluding these amounts, the ratio of net investment income to average net assets would have been (0.66)%.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
fIncludes the Portfolio’s rate of turnover.

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franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report 15

FRANKLIN TEMPLETON INTERNATIONAL TRUST
FINANCIAL HIGHLIGHTS

Franklin India Growth Fund (continued)
	Year Ended October 31,
	2015	2014	2013 [a]
Class R6
Per share operating performance[b]
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.63	$8.68	$9.35
Income from investment operations[c]:
Net investment income (loss)[d]	(0.04)	0.07 [e]	0.02
Net realized and unrealized gains (losses)	0.03	3.88	(0.69)
Total from investment operations	(0.01)	3.95	(0.67)
Less distributions from net investment income	(0.11)	—	—
Net asset value, end of year	$12.51	$12.63	$8.68

Total return[f]	(0.07)%	45.51%	(7.17)%

Ratios to average net assets[b,g]
Expenses before waiver and payments by affiliates	1.63%	1.80%	1.78%
Expenses net of waiver and payments by affiliates	1.24%	1.20%	1.20%
Net investment income (loss)	(0.32)%	0.67%[e]	0.41%

Supplemental data
Net assets, end of year (000’s)	$12,102	$740	$459
Portfolio turnover rate[h]	46.88%	35.48%	16.95%

aFor the period May 1, 2013 (effective date) to October 31, 2013.
bThe per share amounts and ratios include income and expenses of the Portfolio.
cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
dBased on average daily shares outstanding.
eNet investment income per share includes approximately $0.02 per share received in the form of special dividends. Excluding these amounts, the ratio of net investment income to average net assets would have been 0.49%.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.
hIncludes the Portfolio’s rate of turnover.

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16 Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN TEMPLETON INTERNATIONAL TRUST
FINANCIAL HIGHLIGHTS

Franklin India Growth Fund (continued)
		Year Ended October 31,
	2015	2014	2013	2012	2011
Advisor Class
Per share operating performance[a]
(for a share outstanding throughout the year)
Net asset value, beginning of year	$12.60	$8.68	$8.83	$9.54	$11.41
Income from investment operations[b]:
Net investment income (loss)[c]	(0.06)	0.05 [d]	0.02	(0.01)	(0.03)
Net realized and unrealized gains (losses)	0.04	3.87	(0.17)	(0.57)	(1.57)
Total from investment operations	(0.02)	3.92	(0.15)	(0.58)	(1.60)
Less distributions from:
Net investment income	(0.10)	—	—	—	—
Net realized gains	—	—	—	(0.13)	(0.27)
Total distributions	(0.10)	—	—	(0.13)	(0.27)
Net asset value, end of year	$12.48	$12.60	$8.68	$8.83	$9.54

Total return	(0.11)%	45.16%	(1.70)%	(5.75)%	(14.26)%

Ratios to average net assets[a]
Expenses before waiver and payments by affiliates	1.79%	1.95%	1.98%	1.93%	1.95%
Expenses net of waiver and payments by affiliates	1.40%	1.35%	1.40%	1.40%	1.40%
Net investment income (loss)	(0.48)%	0.52%[d]	0.21%	(0.15)%	(0.32)%

Supplemental data
Net assets, end of year (000’s)	$34,113	$41,740	$28,340	$30,642	$42,915
Portfolio turnover rate[e]	46.88%	35.48%	16.95%	41.30%	39.07%

aThe per share amounts and ratios include income and expenses of the Portfolio.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dNet investment income per share includes approximately $0.02 per share received in the form of special dividends. Excluding these amounts, the ratio of net investment income to average net assets would have been 0.34%.
eIncludes the Portfolio’s rate of turnover.

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franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report 17

FRANKLIN TEMPLETON INTERNATIONAL TRUST

Statement of Investments, October 31, 2015
Franklin India Growth Fund
	Shares	Value
Common Stocks (Cost $1,505,544) 2.1%
IT Services 2.1%
[a]Cognizant Technology Solutions Corp., A (United States)	40,000	$2,724,400
Management Investment Companies (Cost $93,709,530) 97.6%
Diversified Financial Services 97.6%
[a]FT (Mauritius) Offshore Investments Ltd. (India)	9,449,003	126,894,957
Total Investments (Cost $95,215,074) 99.7%		129,619,357
Other Assets, less Liabilities 0.3%		385,277
Net Assets 100.0%		$130,004,634

aNon-income producing.

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18 Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN TEMPLETON INTERNATIONAL TRUST

Financial Statements

Statement of Assets and Liabilities
October 31, 2015

Franklin India Growth Fund

Assets:
Investments in securities:
Cost	$1,505,544
Value	$2,724,400
Investment in FT (Mauritius) Offshore Investments Limited (Note 1)	126,894,957
Total value of investments	$129,619,357
Cash	466,447
Receivables:
Investment securities sold	250,569
Capital shares sold	93,680
Affiliates	40,847
Other assets	29
Total assets	130,470,929
Liabilities:
Payables:
Capital shares redeemed	363,334
Distribution fees	29,554
Transfer agent fees	38,217
Accrued expenses and other liabilities	35,190
Total liabilities	466,295
Net assets, at value	$130,004,634
Net assets consist of:
Paid-in capital	$111,040,574
Distributions in excess of net investment income	(749,720)
Net unrealized appreciation (depreciation)	24,576,528
Accumulated net realized gain (loss)	(4,862,748)
Net assets, at value	$130,004,634
Class A:
Net assets, at value	$66,035,342
Shares outstanding	5,398,227
Net asset value per share[a]	$12.23
Maximum offering price per share (net asset value per share ÷ 94.25%)	$12.98
Class C:
Net assets, at value	$17,754,239
Shares outstanding	1,525,460
Net asset value and maximum offering price per share[a]	$11.64
Class R6:
Net assets, at value	$12,101,971
Shares outstanding	967,328
Net asset value and maximum offering price per share	$12.51
Advisor Class:
Net assets, at value	$34,113,082
Shares outstanding	2,734,235
Net asset value and maximum offering price per share	$12.48

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report 19

FRANKLIN TEMPLETON INTERNATIONAL TRUST
FINANCIAL STATEMENTS

Statement of Operations
for the year ended October 31, 2015

Franklin India Growth Fund

Net investment income (loss) allocated from FT (Mauritius) Offshore Investments Limited:
Dividends	$1,230,063
Expenses	(1,432,491)
Net investment income (loss) allocated from FT (Mauritius) Offshore Investments Limited	(202,428)
Expenses:
Management fees (Note 3a)	506,535
Distribution fees: (Note 3c)
Class A	205,220
Class C	174,483
Transfer agent fees: (Note 3e)
Class A	131,319
Class C	32,151
Class R6	141
Advisor Class	76,696
Custodian fees (Note 4)	1,958
Reports to shareholders	40,974
Registration and filing fees	89,215
Professional fees	63,932
Trustees’ fees and expenses	7,351
Other	1,370
Total expenses	1,331,345
Expenses waived/paid by affiliates (Note 3f)	(516,028)
Net expenses	815,317
Net investment income (loss)	(1,017,745)
Realized and unrealized gains (losses) on investments allocated from FT (Mauritius) Offshore Investments Limited:
Net realized gain (loss) from:
Investments	5,642,369
Foreign currency transactions	(472,892)
Net realized gain (loss)	5,169,477
Net change in unrealized appreciation (depreciation) on:
Investments[a]	(7,335,303)
Translation of assets and liabilities denominated in foreign currencies	4,790
Net change in unrealized appreciation (depreciation)	(7,330,513)
Net realized and unrealized gain (loss)	(2,161,036)
Net increase (decrease) in net assets resulting from operations	$(3,178,781)

aIncludes $770,400 of change in unrealized appreciation of other investments held by Franklin India Growth Fund.

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20 Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN TEMPLETON INTERNATIONAL TRUST
	FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin India Growth Fund

	Year Ended October 31,
	2015	2014
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(1,017,745)	$212,696
Net realized gain (loss)	5,169,477	810,661
Net change in unrealized appreciation (depreciation)	(7,330,513)	26,577,897
Net increase (decrease) in net assets resulting from operations	(3,178,781)	27,601,254
Distributions to shareholders from:
Net investment income:
Class A	(377,153)	—
Class C	(39,821)	—
Class R6	(8,415)	—
Advisor Class	(360,434)	—
Total distributions to shareholders	(785,823)	—
Capital share transactions: (Note 2)
Class A	15,278,467	16,016,138
Class C	6,853,944	2,892,628
Class R6	11,877,693	69,697
Advisor Class	(7,405,417)	883,366
Total capital share transactions	26,604,687	19,861,829
Net increase (decrease) in net assets	22,640,083	47,463,083
Net assets:
Beginning of year	107,364,551	59,901,468
End of year	$130,004,634	$107,364,551
Undistributed net investment income (distributions in excess of net investment income) included in net assets:
End of year	$(749,720)	$159,830

franklintempleton.com

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The accompanying notes are an integral part of these financial statements. | Annual Report 21

FRANKLIN TEMPLETON INTERNATIONAL TRUST

Notes to Financial Statements

Franklin India Growth Fund

1. Organization and Significant Accounting Policies

Franklin Templeton International Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin India Growth Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class C, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The Fund operates using a “master fund/feeder fund” structure and primarily invests indirectly in the securities of Indian companies through FT (Mauritius) Offshore Investments Limited (Portfolio), an entity registered with and regulated by the Mauritius Financial Services Commission, which shares the same investment objective as the Fund. The accounting policies of the Portfolio, including the Portfolio’s security valuation policies, will directly affect the recorded value of the Fund’s investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report, and should be read in conjunction with the Fund’s financial statements. At October 31, 2015, the Fund owned 100% of the outstanding shares of the Portfolio.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional

Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

The Fund’s investment in the Portfolio shares is valued at the Portfolio’s NAV per share. Valuation of securities by the Portfolio is discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

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NOTES TO FINANCIAL STATEMENTS

Franklin India Growth Fund (continued)

b. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of October 31, 2015, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

The Fund’s investment in the Portfolio may be subject to income and withholding taxes in Mauritius and/or India which are discussed in Note 1(c) of the Portfolio’s Notes to Financial Statements.

The India tax law also includes provisions that impose tax on certain transfers of shares of non-Indian companies that substantially derive their value from Indian assets. Uncertainty exists with respect to the application of this law on investment structures such as the Fund and the Portfolio. However, based on judgment and analysis of the facts and circumstances, management currently believes that the provisions are not likely to have a material impact on the Fund and the Portfolio.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions, including investments in the Portfolio, are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis).

Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

The Fund records its proportionate share of the Portfolio’s income, expenses and realized and unrealized gains and losses daily. In addition, the Fund accrues its own expenses.

d. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and directors are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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NOTES TO FINANCIAL STATEMENTS

Franklin India Growth Fund (continued)

2. Shares of Beneficial Interest

At October 31, 2015, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

		Year Ended October 31,
	2015		2014
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	4,401,766	$57,121,638	3,184,828	$34,355,838
Shares issued in reinvestment of distributions	29,663	360,698	—	—
Shares redeemed	(3,335,562)	(42,203,869)	(1,809,371)	(18,339,700)
Net increase (decrease)	1,095,867	$15,278,467	1,375,457	$16,016,138
Class C Shares:
Shares sold	1,060,217	$13,152,190	722,501	$7,157,582
Shares issued in reinvestment of distributions	3,132	36,455	—	—
Shares redeemed	(524,396)	(6,334,701)	(475,292)	(4,264,954)
Net increase (decrease)	538,953	$6,853,944	247,209	$2,892,628
Class R6 Shares:
Shares sold	988,182	$12,871,996	16,874	$196,249
Shares issued in reinvestment of distributions	679	8,415	—	—
Shares redeemed	(80,153)	(1,002,718)	(11,130)	(126,552)
Net increase (decrease)	908,708	$11,877,693	5,744	$69,697
Advisor Class Shares:
Shares sold	1,768,232	$23,199,578	1,484,046	$16,405,842
Shares issued in reinvestment of distributions	18,179	224,880	—	—
Shares redeemed	(2,365,084)	(30,829,875)	(1,437,411)	(15,522,476)
Net increase (decrease)	(578,673)	$(7,405,417)	46,635	$883,366

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, and/or directors of the Portfolio and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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NOTES TO FINANCIAL STATEMENTS

Franklin India Growth Fund (continued)

a. Management Fees

The Fund pays an investment management fee to Advisers (directly and/or indirectly through the Portfolio). The total management fee is paid based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.300%	Up to and including $1 billion
1.250%	Over $1 billion, up to and including $5 billion
1.200%	Over $5 billion, up to and including $10 billion
1.150%	Over $10 billion, up to and including $15 billion
1.100%	Over $15 billion, up to and including $20 billion
1.050%	In excess of $20 billion

Under a subadvisory agreement, TAML, an affiliate of Advisers, provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%

Effective August 1, 2015, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board. Prior to August 1, 2015, the Board had set the rate at 0.30% per year for Class A shares.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the year:

Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$95,421
CDSC retained	$10,782

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NOTES TO FINANCIAL STATEMENTS

Franklin India Growth Fund (continued)

3. Transactions with Affiliates (continued)

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the year ended October 31, 2015, the Fund paid transfer agent fees of $240,307, of which $113,440 was retained by Investor Services.

f. Waiver and Expense Reimbursements

Advisers and Investor Services have contractually agreed in advance to waive or limit their fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the expenses, including the Fund’s share of the Portfolio’s allocated expenses, (excluding distribution fees), for Class A, Class C and Advisor Class of the Fund do not exceed 1.40%, and Class R6 does not exceed 1.25% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until February 29, 2016.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended October 31, 2015, there were no credits earned.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At October 31, 2015, the capital loss carryforwards were as follows:

Capital loss carryforwards:
Short term	$2,346,695
Long term	989,474
Total capital loss carryforwards	$3,336,169

During the year ended October 31, 2015, the Fund utilized $5,525,646 of capital loss carryforwards.

For tax purposes, the Fund may elect to defer any portion of a late-year ordinary loss to the first day of the following fiscal year. At October 31, 2015, the Fund deferred late-year ordinary losses of $724,317.

The tax character of distributions paid during the years ended October 31, 2015 and 2014, was as follows:

	2015	2014
Distributions paid from ordinary income	$785,823	$—

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NOTES TO FINANCIAL STATEMENTS

Franklin India Growth Fund (continued)

At October 31, 2015, the cost of investments and net unrealized appreciation (depreciation), including the holdings of the Portfolio, for income tax purposes were as follows:

Cost of investments	$100,816,701

Unrealized appreciation	$27,725,649
Unrealized depreciation	(4,680,988)
Net unrealized appreciation (depreciation)	$23,044,661

The Portfolio is a disregarded entity for United States federal income tax purposes.

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and wash sales.

6. Investment Transactions

Purchases and sales of investments including transactions from the Portfolio (excluding short term securities) for the year ended October 31, 2015, aggregated $79,566,171 and $59,858,139, respectively.

7. Concentration of Risk

Investing in Indian equity securities through the Portfolio may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), differing legal standards and changing local and regional economic, political and social conditions, which may result in greater market volatility.

8. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 12, 2016. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended October 31, 2015, the Fund did not use the Global Credit Facility.

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NOTES TO FINANCIAL STATEMENTS

Franklin India Growth Fund (continued)

9. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At October 31, 2015, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.

For detailed categories, see the accompanying Statement of Investments.

10. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Franklin India Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin India Growth Fund (the “Fund”) at October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
December 17, 2015

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Tax Information (unaudited)

Franklin India Growth Fund

Under Section 854(b)(1)(B) of the Internal Revenue Code (Code), the Fund hereby reports the maximum amount allowable but no less than $957,402 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended October 31, 2015. Distributions, including qualified dividend income, paid during calendar year 2015 will be reported to shareholders on Form 1099-DIV by mid-February 2016. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Harris J. Ashton (1932)	Trustee	Since 1991	146	Bar-S Foods (meat packing company)
One Franklin Parkway				(1981-2010).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Mary C. Choksi (1950)	Trustee	Since 2014	121	Avis Budget Group Inc. (car rental)
One Franklin Parkway				(2007-present), Omnicom Group Inc.
San Mateo, CA 94403-1906				(advertising and marketing communi-
				cations services) (2011-present) and
				H.J. Heinz Company (processed foods
				and allied products) (1998-2006).
Principal Occupation During at Least the Past 5 Years:
Senior Advisor, Strategic Investment Group (investment management group) (August 2015); director of various companies; and formerly,
Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing Director,
Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension
Investment Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952)	Trustee	Since 1998	146	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas) (1993-present),
San Mateo, CA 94403-1906				RTI International Metals, Inc. (manu-
				facture and distribution of titanium)
				(1999-present), Canadian National
				Railway (railroad) (2001-present),
				White Mountains Insurance Group, Ltd.
				(holding company) (2004-present) and
				H.J. Heinz Company (processed foods
				and allied products) (1994-2013).

Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).

J. Michael Luttig (1954)	Trustee	Since 2009	146	Boeing Capital Corporation (aircraft
One Franklin Parkway				financing) (2006-2013).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company); and formerly,
Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

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Independent Board Members (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Frank A. Olson (1932)	Trustee	Since 2007	146	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas) (1998-2013).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Chairman of the Board, The Hertz Corporation (car rental) (1980-2000) and Chief Executive
Officer (1977-1999); and Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines) (June-December 1987).

Larry D. Thompson (1945)	Trustee	Since 2007	146	Cbeyond, Inc. (business communi-
One Franklin Parkway				cations provider) (2010-2012), The
San Mateo, CA 94403-1906				Southern Company (energy company)
(2014-present; previously 2010-2012)
and Graham Holdings Company
(education and media organization)
(2011-present).
Principal Occupation During at Least the Past 5 Years:
Director of various companies; John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (January 2015;
previously 2011-2012); and formerly, Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc.
(consumer products) (2012-2014); Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011);
Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney
General, U.S. Department of Justice (2001-2003).

John B. Wilson (1959)	Lead	Trustee since 2006 121		None
One Franklin Parkway	Independent	and Lead
San Mateo, CA 94403-1906	Trustee	Independent
Trustee since 2008

Principal Occupation During at Least the Past 5 Years:
President, Staples Europe (office supplies) (2012-present); President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and formerly, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail)
(1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (1992-1996); Senior Vice President –
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm)
(1986-1990).

Interested Board Members and Officers

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

**Gregory E. Johnson (1961)	Trustee	Since 2007	163	None
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member – Office of the Chairman, Director and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin
Templeton Investments; Vice Chairman, Investment Company Institute; and formerly, President, Franklin Resources, Inc. (1994-2015).

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Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

**Rupert H. Johnson, Jr. (1940) Chairman of		Since 2013	146	None
One Franklin Parkway	the Board
San Mateo, CA 94403-1906	and Trustee

Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 43 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of
45 of the investment companies in Franklin Templeton Investments.

Laura F. Fergerson (1962)	Chief	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Executive
San Mateo, CA 94403-1906	Officer –
Finance and
Administration

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; Vice President, Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC;
and officer of 45 of the investment companies in Franklin Templeton Investments.

Gaston Gardey (1967)	Treasurer,	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Chief Financial
San Mateo, CA 94403-1906	Officer
and Chief
Accounting
Officer

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin
Templeton Investments.

Aliya S. Gordon (1973)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton
Investments.

Steven J. Gray (1955)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and Franklin
Alternative Strategies Advisers, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

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Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Selena L. Holmes (1965)	Vice President	Since 2012	Not Applicable	Not Applicable
100 Fountain Parkway	– AML
St. Petersburg, FL 33716-1205	Compliance

Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance Monitoring; Chief Compliance Officer, Franklin Alternative Strategies Advisers, LLC; Vice President, Franklin
Templeton Companies, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Edward B. Jamieson (1948)	President and	Since 2010	Not Applicable	Not Applicable
One Franklin Parkway	Chief Executive
San Mateo, CA 94403-1906	Officer –
Investment
Management
Principal Occupation During at Least the Past 5 Years:
President, Chief Investment Officer and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC;
and officer and/or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 10 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972)	Vice President	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President, Fiduciary Trust International of the South and Templeton
Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton
Investments.

Robert C. Rosselot (1960)	Chief	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments
(2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952)	Vice President	Since 2006	Not Applicable	Not Applicable
One Franklin Parkway	and Secretary
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton
Investments.

Navid Tofigh (1972)	Vice President	Since	Not Applicable	Not Applicable
One Franklin Parkway		November 2015
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

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34 Annual Report

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FRANKLIN TEMPLETON INTERNATIONAL TRUST

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Craig S. Tyle (1960)	Vice President	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964)	Vice President	Since 2011	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex.
These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 3: Effective April 30, 2015, Sam Ginn ceased to be a trustee of the Trust.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that
Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc.
from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund’s Audit Committee since 2006. As a result of such background and experience, the
Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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35

FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED

Financial Highlights
(Expressed in U.S. Dollars)
		Year Ended October 31,
	2015	2014	2013	2012	2011
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$13.49	$9.19	$9.37	$9.88	$11.52
Income from investment operations[a]:
Net investment income (loss)[b]	(0.02)	0.09 [c]	0.06	0.02	(0.01)
Net realized and unrealized gains (losses)	(0.04)	4.21	(0.24)	(0.53)	(1.63)
Total from investment operations	(0.06)	4.30	(0.18)	(0.51)	(1.64)
Net asset value, end of year	$13.43	$13.49	$9.19	$9.37	$9.88

Total return	(0.44)%	46.79%	(1.92)%	(5.16)%	(14.24)%

Ratios to average net assets
Expenses	1.10%	1.12%	1.07%	1.08%	1.17%
Net investment income (loss)	(0.16)%	0.80%[c]	0.54%	0.19%	(0.08)%

Supplemental data
Net assets, end of year (000’s)	$126,895	$105,258	$58,206	$70,010	$90,257
Portfolio turnover rate	46.88%	35.48%	16.95%	41.30%	39.07%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cNet investment income per share includes approximately $0.02 per share received in the form of special dividends. Excluding these amounts, the ratio of net investment income to average net assets would have been 0.62%.

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36 Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED

Statement of Investments, October 31, 2015

(Expressed in U.S. Dollars)

	Shares	Value
Common Stocks 95.4%
India 95.4%
Auto Components 1.7%
Bharat Forge Ltd.	108,000	$1,419,175
Bosch Ltd.	2,511	785,492
		2,204,667
Automobiles 7.9%
Mahindra & Mahindra Ltd.	155,790	2,819,595
[a]Tata Motors Ltd.	398,972	2,348,491
[a]Tata Motors Ltd., A	762,293	3,031,827
TVS Motor Co. Ltd.	435,000	1,766,022
		9,965,935
Banks 24.8%
Axis Bank Ltd.	661,336	4,807,547
HDFC Bank Ltd.	413,400	6,951,001
ICICI Bank Ltd.	648,000	2,744,713
IndusInd Bank Ltd.	298,863	4,167,365
Kotak Mahindra Bank Ltd.	504,000	5,299,564
State Bank of India	1,108,520	4,018,146
Yes Bank Ltd.	305,420	3,543,081
		31,531,417
Capital Markets 1.0%
Motilal Oswal Financial Services Ltd.	256,300	1,303,310
Chemicals 3.1%
Asian Paints Ltd.	145,000	1,841,739
Coromandel International Ltd.	178,000	509,664
Pidilite Industries Ltd.	149,000	1,279,545
Rallis India Ltd.	88,000	278,747
		3,909,695
Construction & Engineering 4.0%
Larsen & Toubro Ltd.	135,000	2,912,232
Voltas Ltd.	489,500	2,121,638
		5,033,870
Construction Materials 3.7%
Ramco Cements Ltd.	139,000	769,105
Shree Cements Ltd.	8,400	1,576,299
Ultra Tech Cement Ltd.	53,000	2,338,995
		4,684,399
Consumer Finance 1.3%
Mahindra & Mahindra Financial Services Ltd.	475,000	1,649,502
Diversified Financial Services 1.9%
Credit Analysis and Research Ltd.	123,000	2,444,502
Electrical Equipment 2.6%
Amara Raja Batteries Ltd.	128,430	1,774,340
Havell’s India Ltd.	403,800	1,565,877
		3,340,217

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FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED
STATEMENT OF INVESTMENTS
(Expressed in U.S. Dollars)

	Shares	Value
Common Stocks (continued)
India (continued)
Food Products 1.4%
Kaveri Seed Co. Ltd.	49,000	$378,644
Nestle India Ltd.	15,000	1,416,097
		1,794,741
Hotels, Restaurants & Leisure 0.5%
[a]Indian Hotels Co. Ltd.	441,853	669,904
Household Products 1.7%
Hindustan Unilever Ltd.	171,930	2,104,925
Industrial Conglomerates 1.2%
Aditya Birla Nuvo Ltd.	47,800	1,508,729
IT Services 11.0%
HCL Technologies Ltd.	383,000	5,105,144
Infosys Ltd.	379,200	6,583,829
Tata Consultancy Services Ltd.	58,524	2,232,963
		13,921,936
Machinery 3.1%
AIA Engineering Ltd.	25,000	366,665
Cummins India Ltd.	181,000	2,971,691
SKF India Ltd.	30,000	572,916
		3,911,272
Media 1.1%
Jagran Prakashan Ltd.	650,933	1,388,522
Oil, Gas & Consumable Fuels 5.1%
Bharat Petroleum Corp. Ltd.	260,048	3,463,887
Coal India Ltd.	335,000	1,638,707
Gujarat Mineral Development Corp. Ltd.	37,418	41,911
Petronet LNG Ltd.	436,000	1,294,059
		6,438,564
Personal Products 0.2%
Marico Ltd.	43,893	259,880
Pharmaceuticals 13.5%
Cadila Healthcare Ltd.	210,000	1,338,410
Dr. Reddy’s Laboratories Ltd.	68,000	4,450,253
IPCA Laboratories Ltd.	70,508	840,043
Lupin Ltd.	52,400	1,545,551
Pfizer Ltd.	25,305	985,586
Sun Pharmaceutical Industries Ltd.	434,150	5,905,441
Torrent Pharmaceuticals Ltd.	88,000	2,073,814
		17,139,098
Textiles, Apparel & Luxury Goods 1.5%
Titan Co. Ltd.	364,778	1,951,987
Wireless Telecommunication Services 3.1%
Bharti Airtel Ltd.	731,000	3,901,640
Total Common Stocks (Cost $97,733,710)		121,058,712

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FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED
STATEMENT OF INVESTMENTS
(Expressed in U.S. Dollars)

	Principal
	Amount*		Value

Convertible Bonds (Cost $50,870) 0.1%
India 0.1%
Hotels, Restaurants & Leisure 0.1%
Indian Hotels Co. Ltd., cvt., zero cpn., 3/01/16	56,216	INR	$78,250
Total Investments (Cost $97,784,580) 95.5%			121,136,962
Other Assets, less Liabilities 4.5%			5,757,995
Net Assets 100.0%			$126,894,957

See Abbreviations on page 47.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.

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franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report 39

FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED

Financial Statements

(Expressed in U.S. Dollars)

Statement of Assets and Liabilities
October 31, 2015

Assets:
Investments in securities:
Cost	$97,784,580
Value	$121,136,962
Cash	28,745
Foreign currency, at value (cost $5,672,272)	5,677,951
Receivables:
Capital shares sold	387,148
Dividends	64,307
Total assets	127,295,113
Liabilities:
Payables:
Investment securities purchased	33,484
Capital shares redeemed	250,569
Management fees	102,207
Administrative fees	2,978
Accrued expenses and other liabilities	10,918
Total liabilities	400,156
Net assets, at value	$126,894,957
Shares outstanding	9,449,003
Net asset value per share	$13.43

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40 Annual Report | The accompanying notes are an integral part of these financial statements.

franklintempleton.com

FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED
FINANCIAL STATEMENTS
(Expressed in U.S. Dollars)

Statement of Operations
for the year ended October 31, 2015

Investment income:
Dividends	$1,230,063
Expenses:
Management fees (Note 3a)	1,226,348
Administrative fees (Note 3b)	37,504
Custodian fees	109,470
Reports to shareholders	1,500
Professional fees	30,532
Directors’ fees and expenses	10,000
Other	17,137
Total expenses	1,432,491
Net investment income (loss)	(202,428)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	5,642,369
Foreign currency transactions	(472,892)
Net realized gain (loss)	5,169,477
Net change in unrealized appreciation (depreciation) on:
Investments	(8,105,703)
Translation of other assets and liabilities denominated in foreign currencies	4,790
Net change in unrealized appreciation (depreciation)	(8,100,913)
Net realized and unrealized gain (loss)	(2,931,436)
Net increase (decrease) in net assets resulting from operations	$(3,133,864)

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The accompanying notes are an integral part of these financial statements. | Annual Report 41

FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED
FINANCIAL STATEMENTS
(Expressed in U.S. Dollars)

Statements of Changes in Net Assets

	Year Ended October 31,
	2015	2014
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(202,428)	$576,512
Net realized gain (loss)	5,169,477	810,661
Net change in unrealized appreciation (depreciation)	(8,100,913)	26,362,497
Net increase (decrease) in net assets resulting from operations	(3,133,864)	27,749,670
Capital share transactions (Note 2)	24,770,596	19,302,836
Net increase (decrease) in net assets	21,636,732	47,052,506
Net assets:
Beginning of year	105,258,225	58,205,719
End of year	$126,894,957	$105,258,225

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42 Annual Report | The accompanying notes are an integral part of these financial statements.

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FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED

Notes to Financial Statements

(Expressed in U.S. Dollars)

1. Organization and Significant Accounting Policies

FT (Mauritius) Offshore Investments Limited (Portfolio) is registered with and regulated by the Mauritius Financial Services Commission and has elected to be treated as a disregarded entity for United States federal income tax purposes.

At October 31, 2015, Franklin India Growth Fund (Fund) owned 100% of the Portfolio.

The following summarizes the Portfolio’s significant accounting policies.

a. Financial Instrument Valuation

The Portfolio’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Portfolio calculates the net asset value per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Portfolio’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Portfolio to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Portfolio’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

The Portfolio follows the Fund’s procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the

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43

FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED NOTES TO FINANCIAL STATEMENTS

(Expressed in U.S. Dollars)

1. Organization and Significant Accounting

Policies (continued)

a. Financial Instrument Valuation (continued)

Portfolio. As a result, differences may arise between the value of the Portfolio’s securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Portfolio. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Portfolio’s securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Portfolio for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Portfolio may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Portfolio does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income Taxes

The Portfolio conducts its investment activities in India as a tax resident of Mauritius and expects to obtain benefits under the double taxation treaty between Mauritius and India (Treaty). To obtain benefits under the Treaty, the Portfolio must meet certain tests and conditions, including the establishment of Mauritius tax residence and related requirements. The Portfolio has obtained a certificate from the Mauritius tax authorities and believes that such certification is evidence that it is a resident of Mauritius under the Treaty. A company which is a tax resident in Mauritius under the Treaty and has no branch or permanent establishment in India, will not be subject to capital gains tax in India on the sale of Indian securities but is subject to Indian withholding tax on interest earned on Indian securities up to maximum rate of 21.63% (which includes surcharges). There is no withholding tax in India with respect to dividends paid by Indian companies and such dividends are exempt for shareholders.

The Portfolio holds a Category 1 Global Business Licence for the purpose of the Financial Services Act 2007 and under current laws and regulations, is subject to tax in Mauritius at the rate of 15% on its net income. However, the Portfolio is entitled to a deemed tax credit equivalent to the higher of actual foreign tax suffered or a presumed foreign tax equivalent of 80% of the Mauritian tax on its foreign source income. Thus, the effective tax rate in Mauritius should not exceed 3% (i.e. 15% less 80% of 15%). Indian companies making distributions are, however, liable to a dividend distribution tax equivalent to 20.358% of

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FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED

NOTES TO FINANCIAL STATEMENTS

(Expressed in U.S. Dollars)

the dividends distributed. A company holding at least 5% of the share capital of an Indian company and receiving dividends from that Indian company may claim a credit for tax paid by the Indian company on its profits out of which the dividends were distributed including the dividend distribution tax. No Mauritian capital gains tax is payable on profits arising from sale of securities, and any dividends and redemption proceeds paid by the Portfolio to its shareholders will be exempt from withholding or other tax.

The Portfolio continues to: (i) comply with the requirements of the Treaty; (ii) be a tax resident of Mauritius; and (iii) maintain that its central management and control resides in Mauritius, and therefore management believes that the Portfolio will be able to obtain the benefits of the Treaty. Accordingly, no provision for Indian income taxes has been made in the accompanying financial statements of the Portfolio for taxes related to capital gains or dividends.

The Indian Finance Minister announced the introduction of a General Anti Avoidance Rule (GAAR) in the Indian tax law in the 2012/2013 budget. Subsequently, following representations made by stakeholders, the implementation of the GAAR provisions has been deferred. The GAAR provisions are now expected to come into force for the financial year 2017-2018, i.e. as from April 1, 2017.

The Portfolio’s accounting policy in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) is to account for changes in tax laws when the laws are enacted.

The India tax law also includes provisions that impose tax on certain transfers of shares of non-Indian companies that substantially derive their value from Indian assets. Uncertainty exists with respect to the application of this law on investment structures such as the Portfolio and the Fund. However, based on judgment and analysis of the facts and circumstances, management currently believes that the provisions are not likely to have a material impact on the Portfolio and the Fund.

d. Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Portfolio.

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Portfolio’s organizational documents, the Portfolio’s officers and directors are indemnified by the Portfolio against certain liabilities arising out of the performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the Portfolio expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At October 31, 2015, there were an unlimited number of shares authorized (without par value). Transactions in the Portfolio’s shares were as follows:

		Year Ended October 31,
		2015		2014
	Shares	Amount	Shares	Amount
Shares sold	4,601,933	$65,588,497	3,095,391	$36,704,878
Shares redeemed	(2,953,131)	(40,817,901)	(1,631,551)	(17,402,042)
Net increase (decrease)	1,648,802	$24,770,596	1,463,840	$19,302,836

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Annual Report 45

FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED
NOTES TO FINANCIAL STATEMENTS
(Expressed in U.S. Dollars)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company of Franklin Advisers, Inc. (Advisers) which is the investment manager of the Portfolio.

a. Management Fees

The Portfolio pays an investment management fee to Advisers (directly and/or indirectly through the Fund). The total management fee is paid based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.300%	Up to and including $1 billion
1.250%	Over $1 billion, up to and including $5 billion
1.200%	Over $5 billion, up to and including $10 billion
1.150%	Over $10 billion, up to and including $15 billion
1.100%	Over $15 billion, up to and including $20 billion
1.050%	In excess of $20 billion

b. Administrative Fees

The Portfolio pays an administrative fee to International Financial Services Limited (IFS), a Mauritius company, an annual fee of $30,000 plus reimbursement of certain expenses. Certain directors of the Portfolio are also directors of IFS.

4. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the year ended October 31, 2015, aggregated $79,566,171 and $59,858,139, respectively.

5. Concentration of Risk

Investing in Indian equity securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), differing legal standards and changing local and regional economic, political and social conditions, which may result in greater market volatility.

6. Fair Value Measurements

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

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FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED
NOTES TO FINANCIAL STATEMENTS
(Expressed in U.S. Dollars)

For movements between the levels within the fair value hierarchy, the Portfolio has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At October 31, 2015, all of the Portfolio’s investments in financial instruments carried at fair value were valued using Level 1 inputs.

7. Subsequent Events

The Portfolio has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations
Currency
INR Indian Rupee

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FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of FT (Mauritius) Offshore Investments Limited

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of FT (Mauritius) Offshore Investments Limited (the “Portfolio”) at October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
December 17, 2015

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FRANKLIN TEMPLETON INTERNATIONAL TRUST

FRANKLIN INDIA GROWTH FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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FRANKLIN TEMPLETON
INVESTMENTS

Annual Report
and Shareholder Letter
October 31, 2015

Franklin World Perspectives Fund

A SERIES OF FRANKLIN TEMPLETON INTERNATIONAL TRUST

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents
Annual Report
Franklin World Perspectives Fund	3
Performance Summary	8
Your Fund’s Expenses	13
Financial Highlights and Statement of Investments	15
Financial Statements	27
Notes to Financial Statements	31
Report of Independent Registered
Public Accounting Firm	40
Tax Information	41
Board Members and Officers	42
Shareholder Information	47

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Franklin World Perspectives Fund

We are pleased to bring you Franklin World Perspectives Fund’s annual report for the fiscal year ended October 31, 2015. The Fund is expected to be liquidated on or about February 24, 2016, but it may be delayed if unforeseen circumstances arise. In advance of the liquidation, the Fund closed to all new investors with limited exceptions at the market close on December 10, 2015. The Fund will not accept any additional purchases after the close of market on or about February 17, 2016. The Fund reserves the right to change this policy at any time.

Your Fund’s Goal and Main Investments

The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests primarily in equity securities in developed, emerging and frontier markets across the entire market capitalization spectrum.

Performance Overview

The Fund’s Class A shares delivered a +3.04% cumulative total return for the 12 months under review. In comparison, the Fund’s benchmark, the MSCI All Country World Index Plus Frontier Markets (ACWI+FM) Index, which measures stock performance in developed, emerging and frontier markets, produced a +0.45% total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 8.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Economic and Market Overview

The global economy expanded moderately during the 12 months under review despite slowing growth in some countries. As measured by the MSCI World Index, stocks in global developed markets overall rose during the period amid some positive developments. Weighing on global stocks at times were worries about China’s slowing economy and tumbling stock market, Greece’s debt crisis, geopolitical turmoil in Russia and Ukraine, and ongoing uncertainty over the U.S. Federal Reserve’s timing for raising interest rates. Conversely, stocks gained as economic data in the U.S. and certain euro-zone countries improved, Greece reached an agreement with its creditors, certain global central banks sought to boost their respective economies and the Fed kept the federal funds target rate unchanged. For the reporting period, oil prices declined sharply largely due to strong global supply, and gold and other commodity prices also fell. The U.S. dollar appreciated against most currencies during the period, which reduced returns of many foreign assets in U.S. dollar terms.

U.S. economic growth expanded in 2014’s fourth quarter, slowed in 2015’s first quarter and strengthened in 2015’s second quarter. Despite healthy consumer spending, estimates indicated moderate third-quarter growth as businesses cut back on inventories, exports declined and state and local governments reduced their

1. Source: Morningstar.
The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 19.

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spending. Although global financial markets anticipated an increase, in September and October the Fed kept its target interest rate at 0%–0.25%. The Fed said it expected moderate economic expansion, but it would monitor developments domestically and abroad.

Outside the U.S, the U.K. economy grew at a slower pace in 2015’s third quarter than in the second quarter as the construction and manufacturing sectors contracted, while the services sector grew. The eurozone generally benefited from lower oil prices, a weaker euro that helped exports, the European Central Bank’s (ECB’s) accommodative policy, an improved 2015 euro-zone growth forecast and expectations of further ECB stimulus. The eurozone’s annual inflation rate declined during the period, ending at an estimated 0.0% in October. Although the ECB maintained its benchmark interest rates during the period, it indicated that it could increase stimulus measures based on an assessment of the region’s inflation and economic growth.

The Bank of Japan (BOJ) broadened its stimulus measures amid weak domestic demand and lower inflation. The country exited recession in the fourth quarter of 2014 and its economy continued to grow in 2015’s first quarter. Although growth contracted in the second quarter, it rose in the third quarter mostly due to improved business investment.

In emerging markets, economic growth generally moderated. Investors remained concerned about Greece’s economy, even though the country and its creditors reached an agreement for a third bailout package in July. The Chinese government’s intervention to cool domestic stock market speculation and its effective currency devaluation led to a severe slump in emerging market stocks from June through August. In October, emerging market equities gained after China expanded its monetary and fiscal stimulus to support a cooling economy. Central bank actions varied across emerging markets during the 12 months under review, as some banks raised interest rates in response to rising inflation and weakening currencies, while others lowered interest rates to promote economic growth. In the recent global environment, emerging market stocks, as measured by the MSCI Emerging Markets Index, fell for the 12-month period.

Investment Strategy

While we have overall responsibility for the Fund’s investments, we manage the Fund using a multi-manager approach. We consult with Franklin Templeton’s local asset management teams (subadvisors) based in countries around the world to help determine regional and country allocations, and each subadvisor is responsible for selecting investments for that portion of the

Top 10 Countries
10/31/15
% of Total
Net Assets
U.S.	51.3%
U.K.	7.2%
Japan	6.9%
France	3.6%
Germany	3.1%
Italy	3.0%
Canada	2.9%
Spain	2.5%
India	1.8%
China	1.6%

Fund’s portfolio allocated to it. We work closely with the sub-advisors to develop local portfolios of securities seeking to outperform the relevant market of each region and combine those portfolios into a single global growth equity fund. The Fund’s actual exposure to various regions and markets will vary from time to time according to our and the subadvisors’ opinions as to the prevailing conditions and prospects for these markets.

Using a growth-oriented investment style, we seek to invest in growth-oriented equity securities of companies in developed, emerging and frontier regions and countries around the world. When choosing equity investments for the Fund, we and the subadvisors, with the benefit of local knowledge and market insight, apply a research-driven, bottom-up, fundamental long-term approach. We focus on the market price of a company’s securities relative to our and the subadvisors’ evaluations of the company’s long-term earnings, asset value and cash flow potential. We seek to invest in financially strong companies with favorable growth potential and sustainable competitive advantages.

Manager’s Discussion

Global economic growth remained quite tepid during the reporting period, but many corporations were able to expand their earnings despite a lack of real revenue improvement, and some key countries began to show signs of improvement. Financial markets remained driven by central bank policies in the U.S., Europe and Japan, although geopolitical tensions and elections in parts of the world created many developments for the market to digest. Developed markets strongly outperformed emerging markets, while frontier markets underperformed both as measured by MSCI indexes. The U.S. dollar continued to

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appreciate relative to many currencies, leading overseas equity markets higher in local terms but lower in U.S. dollar terms. Among emerging markets, China led results, while returns elsewhere were mostly negative in U.S. dollar terms, particularly in Brazil and Latin America more broadly, as well as in much of Southeast Asia. Weak performance across Eastern Europe, the Middle East, North Africa and Asia led emerging and frontier markets lower. The Fund’s allocations to various regions contributed to performance relative to the benchmark MSCI ACWI+FM Index and overcame the negative effect of stock selection.

The relative rise in the U.S. dollar was accompanied by the expectation that monetary policy would be tightened earlier in the U.S. than in other major markets. Emerging market currencies were hit particularly hard, so their underperformance was not as significant in local currency terms as it was in U.S. dollar terms. Emerging stock markets were led lower by energy and materials stocks in particular, as slowdown concerns in China weighed on commodity exporters. From a country perspective, Greece, Brazil, Colombia and Malaysia were the largest decliners in U.S. dollar terms. Frontier markets were led lower by countries in Africa and the Middle East. Some frontier markets countries that ended the 12-month period with positive U.S. dollar returns were Jamaica, Romania, Estonia and Argentina.

The Fund outperformed its benchmark during the period, as shown in the Performance Overview on page 3. Stock selection and regional weightings contributed to relative performance. Stock selection in the U.S. and the U.K. was particularly beneficial. From a sector perspective, our underweighted allocation to energy stocks globally was also a performance driver during the period.2 Stock selection in the materials sector and our overweighted allocation to consumer discretionary and information technology (IT) stocks also aided relative performance.3 Conversely, stock selection in utilities, health care and industrials, as well as an underweighting in consumer staples, weighed on performance.4

Top 10 Industries
10/31/15
% of Total
Net Assets
Internet Software & Services	5.9%
Media	5.0%
Pharmaceuticals	5.0%
IT Services	4.7%
Software	4.5%
Banks	4.3%
Internet & Catalog Retail	3.8%
Biotechnology	3.8%
Semiconductors & Semiconductor Equipment	3.1%
Technology Hardware, Storage & Peripherals	3.0%

Markets remained driven largely by central bank policy and the effects of low oil prices. Global economic growth continued to show signs of improvement in many key global economies, but concerns over a growth slowdown in China weighed on sentiment. Central banks have largely been required to continue providing support as inflation has remained stubbornly low globally, partially resulting from lower energy prices.

North America

Stock selection in the U.S. contributed overall to relative performance but slightly detracted in Canada. In the U.S., stock selection in IT and an underweighted allocation to energy stocks boosted relative returns. Positioning in the consumer discretionary and materials sectors also contributed to relative performance. Stocks in the industrials and health care sectors were significant detractors from performance as select holdings underperformed the broader market. Key contributors to relative performance included video game maker Electronic Arts, semiconductor firm Cavium, online retailer Amazon.com, athletic apparel and equipment maker NIKE, specialty materials and chemicals company Cytec Industries5 and pharmaceutical

2. The energy sector comprises energy equipment and services; and oil, gas and consumable fuels in the SOI.
3. The materials sector comprises chemicals, construction materials, metals and mining, and paper and forest products in the SOI. The consumer discretionary sector comprises auto components; automobiles; hotels, restaurants and leisure; household durables; Internet and catalog retail; media; multiline retail; specialty retail; and
textiles, apparel and luxury goods in the SOI. The IT sector comprises communications equipment; electronic equipment, instruments and components; Internet software and services; IT services; semiconductors and semiconductor equipment; software; and technology hardware, storage and peripherals in the SOI.
4. The utilities sector comprises electric utilities and gas utilities in the SOI. The health care sector comprises biotechnology; health care equipment and supplies; health care providers and services; health care technology; life sciences tools and services; and pharmaceuticals in the SOI. The industrials sector comprises air freight and logistics, airlines, aerospace and defense, building products, commercial services and supplies, construction and engineering, electrical equipment, industrial conglomerates, machinery, professional services, road and rail, and trading companies and distributors in the SOI. The consumer staples sector comprises beverages, food products, food and staples retailing, personal products and tobacco in the SOI.
5. Sold by period-end.

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firm Allergan. Within Canada, positioning in the consumer discretionary, financials and materials sectors supported relative results.6 Stock selection in the Canadian energy sector notably detracted from relative performance. During the period, we increased our U.S. allocation seeking to take advantage of what we viewed as compelling buying opportunities. Our allocation to Canada decreased slightly during the year.

Europe

Overall, stock selection in continental Europe slightly aided relative performance during the period. At the country level, allocation results were mixed. Stock selection in the U.K. and Italy notably contributed to relative performance. Stock selection in Spain and Norway also boosted performance, as did an overweighted allocation to Belgium and an underweighted allocation to Russia. Conversely, positioning in Germany, France, the Netherlands and Finland detracted from relative performance. Within the U.K., positions in the consumer discretionary, financials, energy and IT sectors notably boosted performance. Key European contributors to relative performance included Italian electrical equipment company Prysmian, German retailer TAKKT, and a handful of British firms including oil and gas company Royal Dutch Shell,5 media company RELX NV and transportation company Clipper Logistics Group. Overall, our allocation to Europe increased marginally during the period, and we maintained a slightly overweighted position relative to the benchmark. In our view, the euro’s recent depreciation against the U.S. dollar created additional opportunities for growth across the continent, particularly for exports.

Asia Pacific ex-Japan

Stock selection in the Asia Pacific ex-Japan region was another notable contributor to relative performance for the year, particularly in South Korea, Taiwan, Hong Kong and India. In South Korea and Hong Kong, consumer discretionary stocks were key contributors to relative performance, and positioning in South Korean industrials was also notably positive. Within South Korea, a position in industrial conglomerate Samsung C&T was a major contributor.5 Taiwan-based

Top 10 Holdings
10/31/15
Company	% of Total
Sector/Industry, Country	Net Assets
Facebook Inc., A	1.9%
Internet Software & Services, U.S.
Alphabet Inc., C	1.9%
Internet Software & Services, U.S.
Apple Inc.	1.9%
Technology Hardware, Storage & Peripherals, U.S.
MasterCard Inc., A	1.8%
IT Services, U.S.
Franklin India Growth Fund, Class R6	1.8%
Foreign Equity, India
Allergan PLC	1.7%
Pharmaceuticals, U.S.
Amazon.com Inc.	1.7%
Internet & Catalog Retail, U.S.
Celgene Corp.	1.6%
Biotechnology, U.S.
Visa Inc., A	1.5%
IT Services, U.S.
NXP Semiconductors NV	1.4%
Semiconductors & Semiconductor Equipment, Netherlands

auto parts company Hota Industrial Manufacturing also boosted results. In Hong Kong and especially in India, numerous stocks contributed to relative performance, including a number of off-benchmark securities that performed well. Our allocation to the overall region decreased during the year as we rebalanced seeking to take advantage of more attractive opportunities elsewhere.

Japan

Our underweighting and stock selection in Japan detracted from relative performance during the period. Positioning in the consumer staples sector boosted performance, while stock selection in the materials and financials sectors weighed on relative results. Key individual detractors included Nippon Steel & Sumitomo Metal, real estate firm Mitsubishi Estate Co. and Mazda Motor.5 Our allocation to Japan increased during the year, but we remained slightly underweighted relative to the benchmark.

6. The financials sector comprises banks, capital markets, consumer finance, diversified financial services, insurance, real estate investment trusts (REITs), and real estate management and development in the SOI.

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Latin America

Positioning in Latin America boosted relative performance during the period, as our holdings outperformed those of the benchmark. In contrast, the region detracted from absolute performance as stocks there, particularly in Brazil, declined sharply. Equity markets in the region broadly declined in U.S. dollar terms, especially in Brazil, where the real continued to depreciate against the U.S. dollar. The Brazilian real lost 36.17% and the Chilean peso depreciated 16.33% against the U.S. dollar during the period.7 We decreased our allocation to the region during the Fund’s fiscal year and ended the period underweighted versus the benchmark.

Middle East and North Africa (MENA)

Positioning in the MENA region was a slight drag on relative performance, particularly in Egypt and off-benchmark Saudi Arabia. However, select holdings did contribute including stocks in Kuwait and the United Arab Emirates. Our allocation to the region decreased slightly during the period, and the region remained a small portion of the overall portfolio, and we were slightly underweighted relative to the benchmark.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the 12 months ended October 31, 2015, the U.S. dollar rose in value relative to most major currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s substantial investment in securities with non-U.S. currency exposure.

Thank you for your participation in Franklin World Perspectives Fund.

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

7. Source: FactSet.
See www.franklintempletondatasources.com for additional data provider information.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN WORLD PERSPECTIVES FUND

Performance Summary as of October 31, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	10/31/15	10/31/14		Change
A (FWPAX)	$12.38	$13.14	-$	0.76
C (N/A)	$12.28	$13.02	-$	0.74
R (N/A)	$12.34	$13.08	-$	0.74
Advisor (FWPZX)	$12.41	$13.17	-$	0.76

Distributions[1] (11/1/14–10/31/15)
	Dividend	Long-Term
Share Class	Income	Capital Gain		Total
A	$0.1095	$0.9743		$1.0838
C	$0.0154	$0.9743		$0.9897
R	$0.0600	$0.9743		$1.0343
Advisor	$0.1359	$0.9743		$1.1102

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PERFORMANCE SUMMARY

Performance as of 10/31/152

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;

Class R/Advisor Class: no sales charges.

	Cumulative	Average Annual	Value of	Average Annual	Total Annual Operating Expenses[7]
Share Class	Total Return[3]	Total Return[4]	$10,000 Investment[5]	Total Return (9/30/15)[6]	(with waiver)	(without waiver)
A					1.58%	2.11%
1-Year	+3.04%	-2.87%	$9,713	-7.77%
3-Year	+37.49%	+9.01%	$12,954	+6.68%
Since Inception
(12/16/10)	+40.53%	+5.94%	$13,246	+4.76%
C					2.28%	2.81%
1-Year	+2.41%	+1.47%	$10,147	-3.57%
3-Year	+34.72%	+10.44%	$13,472	+8.08%
Since Inception
(12/16/10)	+36.09%	+6.53%	$13,609	+5.37%
R					1.78%	2.31%
1-Year	+2.79%	+2.79%	$10,279	-2.37%
3-Year	+36.02%	+10.80%	$13,602	+8.41%
Since Inception
(12/16/10)	+38.11%	+6.85%	$13,811	+5.68%
Advisor					1.28%	1.81%
1-Year	+3.27%	+3.27%	$10,327	-1.81%
3-Year	+38.08%	+11.35%	$13,808	+8.97%
Since Inception
(12/16/10)	+41.51%	+7.38%	$14,151	+6.22%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment2

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Class A (12/16/10–10/31/15)

$20,000
$15,000
$10,000
$5,000
$14,420
$13,246
12/10
10/11
10/13
10/15
Franklin World Perspectives Fund
MSCI ACWI+FM Index[6]

Average Annual Total Return

Class A	10/31/15
1-Year	-2.87%
3-Year	+9.01%
Since Inception (12/16/10)	+5.94%

Class C (12/16/10–10/31/15)

$20,000
$15,000
$10,000
$5,000
$14,420
$13,609
12/10
10/11
10/13
10/15
Franklin World Perspectives Fund
MSCI ACWI+FM Index[6]

Average Annual Total Return

Class C	10/31/15
1-Year	+1.47%
3-Year	+10.44%
Since Inception (12/16/10)	+6.53%

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PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment2 (continued)

Class R (12/16/10–10/31/15)

$20,000
$15,000
$10,000
$5,000
12/10
10/11
10/13
10/15
$14,420
$13,811
Franklin World Perspectives Fund
MSCI ACWI+FM Index[8]

Average Annual Total Return

Class R	10/31/15
1-Year	+2.79%
3-Year	+10.80%
Since Inception (12/16/10)	+6.85%

Advisor Class (12/16/10–10/31/15)

$20,000
$15,000
$10,000
$5,000
12/10
10/11
10/13
10/15
$14,420
$14,151
Franklin World Perspectives Fund
MSCI ACWI+FM Index[8]

Average Annual Total Return

Advisor Class	10/31/15
1-Year	+3.27%
3-Year	+11.35%
Since Inception (12/16/10)	+7.38%

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PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in emerging market countries involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Smaller company stocks have historically had more price volatility than large-company stocks, particularly over the short term. The Fund is designed for the aggressive portion of a well-diversified portfolio. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income and capital gain.
2. The Fund has an expense reduction contractually guaranteed through at least 2/29/16 and fee waivers associated with any investment in a Franklin Templeton money fund and in Franklin India Growth Fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waivers, to the extent applicable; without these reductions, the results would have been lower.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated.
5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
6. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
7. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
8. Source: Morningstar. The MSCI ACWI+FM Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance of global developed, emerging and frontier markets.

See www.franklintempletondatasources.com for additional data provider information.

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12 Annual Report

franklintempleton.com

FRANKLIN WORLD PERSPECTIVES FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribu- tion and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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Annual Report

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13

FRANKLIN WORLD PERSPECTIVES FUND
YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 5/1/15	Value 10/31/15	Period* 5/1/15–10/31/15
A
Actual	$1,000	$969.50	$7.20
Hypothetical (5% return before expenses)	$1,000	$1,017.90	$7.37
C
Actual	$1,000	$966.90	$10.36
Hypothetical (5% return before expenses)	$1,000	$1,014.67	$10.61
R
Actual	$1,000	$968.60	$8.68
Hypothetical (5% return before expenses)	$1,000	$1,016.38	$8.89
Advisor
Actual	$1,000	$970.30	$6.21
Hypothetical (5% return before expenses)	$1,000	$1,018.90	$6.36

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.45%; C: 2.09%;
R: 1.75%; and Advisor: 1.25%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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14 Annual Report

franklintempleton.com

	FRANKLIN TEMPLETON INTERNATIONAL TRUST

Financial Highlights
Franklin World Perspectives Fund
		Year Ended October 31,
	2015	2014	2013	2012	2011 [a]
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$13.14	$12.70	$10.10	$9.63	$10.00
Income from investment operations[b]:
Net investment income[c]	0.01	0.04	0.09	0.07	0.05
Net realized and unrealized gains (losses)	0.31	0.58	2.63	0.50	(0.41)
Total from investment operations	0.32	0.62	2.72	0.57	(0.36)
Less distributions from:
Net investment income	(0.11)	(0.18)	(0.12)	(0.10)	(0.01)
Net realized gains	(0.97)	—	—	—	—
Total distributions	(1.08)	(0.18)	(0.12)	(0.10)	(0.01)
Net asset value, end of year	$12.38	$13.14	$12.70	$10.10	$9.63

Total return[d]	3.04%	4.92%	27.17%	5.97%	(3.64)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.03%	1.92%	1.82%	1.98%	2.29%
Expenses net of waiver and payments by affiliates	1.44%[f]	1.39%[f]	1.35%[f]	1.37%	1.33%[f]
Net investment income	0.09%	0.28%	0.76%	0.67%	0.54%

Supplemental data
Net assets, end of year (000’s)	$15,683	$16,438	$17,341	$12,752	$11,796
Portfolio turnover rate	121.21%	79.24%	66.56%	62.96%	71.86%

aFor the period December 16, 2010 (commencement of operations) to October 31, 2011.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com

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The accompanying notes are an integral part of these financial statements. | Annual Report 15

FRANKLIN TEMPLETON INTERNATIONAL TRUST
FINANCIAL HIGHLIGHTS

Franklin World Perspectives Fund (continued)
			Year Ended October 31,
	2015		2014		2013		2012	2011	[a]
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$13.02		$12.61		$10.04		$9.57	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.07)		(0.05)		0.01		—[d]	(0.01)
Net realized and unrealized gains (losses)	0.32		0.58		2.61		0.52	(0.41)
Total from investment operations	0.25		0.53		2.62		0.52	(0.42)
Less distributions from:
Net investment income	(0.02)		(0.12)		(0.05)		(0.05)	(0.01)
Net realized gains	(0.97)		—		—		—	—
Total distributions	(0.99)		(0.12)		(0.05)		(0.05)	(0.01)
Net asset value, end of year	$12.28		$13.02		$12.61		$10.04	$9.57

Total return[e]	2.41%		4.22%		26.22%		5.38%	(4.14)%

Ratios to average net assets[f]
Expenses before waiver and payments by affiliates	2.66%		2.59%		2.51%		2.62%	3.00%
Expenses net of waiver and payments by affiliates	2.07	%g	2.06	%g	2.04	%g	2.01%	2.04	%g
Net investment income (loss)	(0.54)%		(0.39)%		0.07%		0.03%	(0.17)%

Supplemental data
Net assets, end of year (000’s)	$3,614		$4,185		$3,849		$2,820	$2,689
Portfolio turnover rate	121.21%		79.24%		66.56%		62.96%	71.86%

aFor the period December 16, 2010 (commencement of operations) to October 31, 2011.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

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16 Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN TEMPLETON INTERNATIONAL TRUST
					FINANCIAL HIGHLIGHTS

Franklin World Perspectives Fund (continued)
			Year Ended October 31,
	2015		2014		2013		2012	2011	[a]
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$13.08		$12.65		$10.07		$9.60	$10.00
Income from investment operations[b]:
Net investment income (loss)[c]	(0.03)		(0.01)		0.04		0.03	0.01
Net realized and unrealized gains (losses)	0.32		0.58		2.62		0.51	(0.40)
Total from investment operations	0.29		0.57		2.66		0.54	(0.39)
Less distributions from:
Net investment income	(0.06)		(0.14)		(0.08)		(0.07)	(0.01)
Net realized gains	(0.97)		—		—		—	—
Total distributions	(1.03)		(0.14)		(0.08)		(0.07)	(0.01)
Net asset value, end of year	$12.34		$13.08		$12.65		$10.07	$9.60

Total return[d]	2.79%		4.54%		26.58%		5.70%	(3.94)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.34%		2.28%		2.22%		2.36%	2.71%
Expenses net of waiver and payments by affiliates	1.75	%f	1.75	%f	1.75	%f	1.75%	1.75	%f
Net investment income (loss)	(0.22)%		(0.08)%		0.36%		0.29%	0.12%

Supplemental data
Net assets, end of year (000’s)	$3,085		$3,269		$3,163		$2,517	$2,399
Portfolio turnover rate	121.21%		79.24%		66.56%		62.96%	71.86%

aFor the period December 16, 2010 (commencement of operations) to October 31, 2011.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

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franklintempleton.com The accompanying notes are an integral part of these financial statements. | Annual Report 17

FRANKLIN TEMPLETON INTERNATIONAL TRUST
FINANCIAL HIGHLIGHTS

Franklin World Perspectives Fund (continued)
			Year Ended October 31,
	2015		2014		2013		2012	2011	[a]
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$13.17		$12.72		$10.12		$9.64	$10.00
Income from investment operations[b]:
Net investment income[c]	0.04		0.06		0.10		0.08	0.05
Net realized and unrealized gains (losses)	0.31		0.58		2.63		0.51	(0.40)
Total from investment operations	0.35		0.64		2.73		0.59	(0.35)
Less distributions from:
Net investment income	(0.14)		(0.19)		(0.13)		(0.11)	(0.01)
Net realized gains	(0.97)		—		—		—	—
Total distributions	(1.11)		(0.19)		(0.13)		(0.11)	(0.01)
Net asset value, end of year	$12.41		$13.17		$12.72		$10.12	$9.64

Total return[d]	3.27%		5.07%		27.26%		6.25%	(3.54)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	1.84%		1.78%		1.72%		1.86%	2.21%
Expenses net of waiver and payments by affiliates	1.25	%f	1.25	%f	1.25	%f	1.25%	1.25	%f
Net investment income	0.28%		0.42%		0.86%		0.79%	0.62%

Supplemental data
Net assets, end of year (000’s)	$9,741		$12,818		$13,567		$10,662	$10,047
Portfolio turnover rate	121.21%		79.24%		66.56%		62.96%	71.86%

aFor the period December 16, 2010 (commencement of operations) to October 31, 2011.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

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18 Annual Report | The accompanying notes are an integral part of these financial statements.

franklintempleton.com

	FRANKLIN TEMPLETON INTERNATIONAL TRUST

Statement of Investments, October 31, 2015

Franklin World Perspectives Fund
	Industry	Shares	Value
Common Stocks 92.6%
Australia 1.1%
BHP Billiton Ltd.	Metals & Mining	2,622	$43,033
BHP Billiton PLC	Metals & Mining	4,500	72,165
Brambles Ltd.	Commercial Services & Supplies	8,646	63,984
Commonwealth Bank of Australia	Banks	1,169	63,950
CSL Ltd.	Biotechnology	1,554	103,912
			347,044
Austria 0.4%
Schoeller Bleckmann Oilfield Equipment	Energy Equipment & Services	2,047	122,966
Belgium 1.5%
Anheuser-Busch InBev NV	Beverages	2,317	276,842
bpost SA	Air Freight & Logistics	8,641	216,274
			493,116
Brazil 0.3%
Ambev SA	Beverages	1,700	8,417
BM&F BOVESPA SA	Diversified Financial Services	1,800	5,322
BRF SA	Food Products	500	7,793
CETIP SA Mercados Organizados	Capital Markets	1,500	13,266
Cielo SA	IT Services	1,500	14,242
EDP - Energias do Brasil SA	Electric Utilities	1,400	4,096
Fibria Celulose SA	Paper & Forest Products	200	2,730
[a]Hypermarcas SA	Personal Products	1,600	7,262
JBS SA	Food Products	3,100	11,457
Odontoprev SA	Health Care Providers & Services	3,100	7,943
			82,528
Canada 2.9%
Agrium Inc.	Chemicals	325	30,237
Alimentation Couche-Tard Inc., B	Food & Staples Retailing	800	34,416
Brookfield Asset Management Inc., A	Real Estate Management & Development	2,362	82,518
Canadian Energy Services & Technology Corp., A	Energy Equipment & Services	4,400	19,013
Canadian Imperial Bank of Commerce	Banks	1,000	76,693
Canadian National Railway Co.	Road & Rail	1,200	73,300
Canadian Natural Resources Ltd.	Oil, Gas & Consumable Fuels	1,550	35,942
Canadian Pacific Railway Ltd.	Road & Rail	200	28,106
Enbridge Inc.	Oil, Gas & Consumable Fuels	1,600	68,391
Keyera Corp.	Oil, Gas & Consumable Fuels	1,050	32,402
MacDonald Dettwiler and Associates Ltd.	Aerospace & Defense	490	29,208
Metro Inc., A	Food & Staples Retailing	1,250	35,744
Onex Corp.	Diversified Financial Services	575	34,864
Peyto Exploration & Development Corp.	Oil, Gas & Consumable Fuels	1,450	29,941
Power Corp. of Canada	Insurance	2,600	58,441
Restaurant Brands International Inc.	Hotels, Restaurants & Leisure	1,200	48,163
Royal Bank of Canada	Banks	1,350	77,197
Thomson Reuters Corp.	Media	700	28,738
The Toronto-Dominion Bank	Banks	1,875	76,976
[a]Tourmaline Oil Corp.	Oil, Gas & Consumable Fuels	1,150	23,931
			924,221

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19

FRANKLIN TEMPLETON INTERNATIONAL TRUST
STATEMENT OF INVESTMENTS

Franklin World Perspectives Fund (continued)
	Industry	Shares	Value
Common Stocks (continued)
China 1.6%
[a]Alibaba Group Holding Ltd., ADR	Internet Software & Services	1,302	$109,147
[a]Baidu Inc., ADR	Internet Software & Services	351	65,802
China Overseas Land & Investment Ltd.	Real Estate Management & Development	24,000	78,032
[a]China Overseas Property Holdings Ltd.	Real Estate Management & Development	8,000	1,363
[a]Ctrip.com International Ltd., ADR	Internet & Catalog Retail	819	76,142
Ping An Insurance (Group) Co. of China Ltd.	Insurance	17,500	98,669
Tencent Holdings Ltd.	Internet Software & Services	5,200	98,087
			527,242
Egypt 0.1%
Eastern Tobacco	Tobacco	478	12,203
Talaat Moustafa Group	Real Estate Management & Development	12,860	10,746
			22,949
Finland 0.1%
Outotec OYJ	Construction & Engineering	5,305	18,252
France 3.6%
Euler Hermes Group	Insurance	1,242	116,384
Eutelsat Communications	Media	7,153	235,956
Legrand SA	Electrical Equipment	1,757	96,449
Neopost SA	Technology Hardware, Storage & Peripherals	4,224	105,071
Sanofi	Pharmaceuticals	2,620	264,519
Schneider Electric SE	Electrical Equipment	2,796	169,281
Vinci SA	Construction & Engineering	2,649	178,725
			1,166,385
Germany 2.6%
BRAAS Monier Building Group SA	Construction Materials	8,687	227,260
GFK AG	Media	3,613	133,161
SAF Holland SA	Auto Components	11,742	171,403
SHW AG	Auto Components	3,787	99,176
Takkt AG	Internet & Catalog Retail	10,980	203,849
			834,849
Hong Kong 0.7%
AIA Group Ltd.	Insurance	22,400	131,643
Samsonite International SA	Textiles, Apparel & Luxury Goods	15,300	45,403
Techtronic Industries Co. Ltd.	Household Durables	10,000	36,577
			213,623
Indonesia 0.5%
Bank Central Asia Tbk PT	Banks	73,100	68,894
Matahari Department Store Tbk PT	Multiline Retail	27,800	33,665
Surya Citra Media Tbk PT	Media	316,785	67,696
			170,255
Italy 3.0%
Banca Generali	Capital Markets	6,302	194,238
Cerved Information Solutions SpA	Diversified Financial Services	30,585	231,971
Ei TOWERS	Communications Equipment	2,466	149,491

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20 Annual Report

franklintempleton.com

FRANKLIN TEMPLETON INTERNATIONAL TRUST
STATEMENT OF INVESTMENTS

Franklin World Perspectives Fund (continued)
	Industry	Shares	Value
Common Stocks (continued)
Italy (continued)
Prysmian SpA	Electrical Equipment	9,581	$206,943
Snam SpA	Gas Utilities	34,700	179,650
			962,293
Japan 6.9%
Coca-Cola West Company Ltd.	Beverages	3,802	77,344
Fuji Heavy Industries Ltd.	Automobiles	1,970	77,181
FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals	2,051	82,461
Hitachi Ltd.	Electronic Equipment, Instruments & Components	11,547	67,255
Hokuriku Electric Power Co.	Electric Utilities	4,086	61,351
Honda Motor Co. Ltd.	Automobiles	2,937	98,419
Hoya Corp.	Health Care Equipment & Supplies	1,748	72,843
INPEX Corp.	Oil, Gas & Consumable Fuels	1,931	18,489
ITOCHU Corp.	Trading Companies & Distributors	7,246	91,506
KDDI Corp.	Wireless Telecommunication Services	2,399	58,564
Keio Corp.	Road & Rail	16,610	136,123
Keyence Corp.	Electronic Equipment, Instruments & Components	176	92,725
Komatsu Ltd.	Machinery	4,926	81,719
Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	5,144	111,124
Mitsubishi UFJ Financial Group Inc.	Banks	20,365	133,415
Nippon Steel Sumitomo Metal Corp.	Metals & Mining	5,779	118,329
Seven & I Holdings Co. Ltd.	Food & Staples Retailing	1,942	88,684
SoftBank Group Corp.	Wireless Telecommunication Services	1,070	60,265
Sony Corp.	Household Durables	2,070	59,692
Sumitomo Mitsui Financial Group Inc.	Banks	2,484	100,035
T&D Holdings Inc.	Insurance	6,498	86,260
Taisei Corp.	Construction & Engineering	13,205	86,443
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	1,955	96,065
Toyota Motor Corp.	Automobiles	2,755	170,510
USS Co. Ltd.	Specialty Retail	4,908	87,480
			2,214,282
Kuwait 0.1%
Jazeera Airways	Airlines	8,005	12,548
Kuwait Projects Co. Holding KSC	Diversified Financial Services	5,857	11,017
[a]Mezzan Holding Co.	Food Products	3,575	13,214
			36,779
Luxembourg 0.2%
L’Occitane International SA	Specialty Retail	31,000	62,475
Malaysia 0.2%
[b]7-Eleven Malaysia Holdings Bhd., 144A	Food & Staples Retailing	77,100	25,484
Nestle (Malaysia) Bhd.	Food Products	1,800	30,302
			55,786
Netherlands 1.4%
[a]NXP Semiconductors NV	Semiconductors & Semiconductor Equipment	5,900	462,265
Norway 0.4%
TGS Nopec Geophysical Co. ASA	Energy Equipment & Services	7,026	138,445

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21

FRANKLIN TEMPLETON INTERNATIONAL TRUST
STATEMENT OF INVESTMENTS

Franklin World Perspectives Fund (continued)
	Industry	Shares	Value
Common Stocks (continued)
Singapore 0.3%
DBS Group Holdings Ltd.	Banks	3,994	$49,243
Singapore Exchange Ltd.	Diversified Financial Services	9,000	47,417
			96,660
South Korea 1.4%
Hyundai Glovis Co. Ltd.	Air Freight & Logistics	194	33,376
Hyundai Mobis Co. Ltd.	Auto Components	115	24,164
Hyundai Motor Co.	Automobiles	432	59,003
Hyundai Wia Corp.	Auto Components	382	44,649
[a]KB Insurance Co. Ltd.	Insurance	936	21,757
Lotte Chemical Corp.	Chemicals	206	43,376
Naver Corp.	Internet Software & Services	66	34,671
POSCO	Metals & Mining	131	20,874
Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	99	118,920
[a]SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	502	52,082
			452,872
Spain 2.5%
Applus Services SA	Professional Services	23,248	206,989
Cia de Distribucion Integral Logista Holdings SA	Air Freight & Logistics	11,759	234,921
Mediaset Espana Comunicacion SA	Media	14,281	173,538
Tecnicas Reunidas SA	Energy Equipment & Services	4,296	191,578
			807,026
Sri Lanka 0.1%
Nestle Lanka PLC	Food Products	2,361	33,975
Sweden 0.6%
Byggmax Group AB	Specialty Retail	25,619	207,630
Switzerland 0.5%
Roche Holding AG	Pharmaceuticals	530	143,802
Taiwan 1.2%
Epistar Corp.	Semiconductors & Semiconductor Equipment	31,000	28,072
Hota Industrial Manufacturing Co. Ltd.	Auto Components	10,000	33,264
Hu Lane Associate Inc.	Auto Components	8,000	37,084
ScinoPharm Taiwan Ltd.	Pharmaceuticals	23,000	30,143
Superalloy Industrial Co. Ltd.	Auto Components	8,567	32,527
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	35,570	149,546
Tung Thih Electronic Co. Ltd.	Auto Components	4,000	32,956
Uni-President Enterprises Corp.	Food Products	17,600	29,815
			373,407
Thailand 0.7%
BEC World PCL, fgn.	Media	27,800	24,571
CP ALL PCL, fgn.	Food & Staples Retailing	47,200	66,218
Kasikornbank PCL, fgn.	Banks	14,500	70,181
Major Cineplex Group PCL, fgn.	Media	33,400	29,051
The Siam Cement PCL, fgn.	Construction Materials	3,500	44,585
			234,606

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22 Annual Report

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FRANKLIN TEMPLETON INTERNATIONAL TRUST
STATEMENT OF INVESTMENTS

Franklin World Perspectives Fund (continued)
	Industry	Shares	Value
Common Stocks (continued)
United Arab Emirates 0.1%
Al Noor Hospitals Group PLC	Health Care Providers & Services	905	$16,403
Emirates NBD PJSC	Banks	4,930	12,080
[a]Orascom Construction Ltd.	Construction & Engineering	1,070	10,700
			39,183
United Kingdom 7.2%
AA PLC	Commercial Services & Supplies	13,000	55,480
Ashtead Group PLC	Trading Companies & Distributors	5,000	77,063
AstraZeneca PLC	Pharmaceuticals	1,170	74,844
Avon Rubber PLC	Aerospace & Defense	5,000	87,543
Bodycote PLC	Machinery	7,700	61,118
Bovis Homes Group PLC	Household Durables	4,150	65,561
BP PLC	Oil, Gas & Consumable Fuels	13,800	82,184
British American Tobacco PLC	Tobacco	1,410	83,873
Clinigen Group PLC	Life Sciences Tools & Services	6,000	58,398
Clipper Logistics Group Ltd.	Commercial Services & Supplies	15,160	63,641
Compass Group PLC	Hotels, Restaurants & Leisure	4,705	81,145
Dixons Carphone PLC	Specialty Retail	11,400	81,052
Gooch & Housego PLC	Electronic Equipment, Instruments & Components	4,250	54,433
IMI PLC	Machinery	4,700	69,034
Imperial Tobacco Group PLC	Tobacco	1,500	80,893
Mitie Group PLC	Commercial Services & Supplies	222	1,100
Next PLC	Multiline Retail	618	76,199
Regus PLC	Commercial Services & Supplies	19,750	101,851
Relx NV	Media	13,100	223,913
Relx PLC	Media	4,680	83,816
Restaurant Group PLC	Hotels, Restaurants & Leisure	7,000	77,355
[c]Restore PLC	Commercial Services & Supplies	15,000	63,577
Rio Tinto Ltd.	Metals & Mining	1,416	51,133
The Sage Group PLC	Software	9,560	80,302
Scapa Group PLC	Chemicals	19,000	59,592
Smith & Nephew PLC	Health Care Equipment & Supplies	4,210	72,024
Spire Healthcare Group PLC	Health Care Providers & Services	14,500	83,783
Topps Tiles PLC	Specialty Retail	28,000	62,791
Unite Group PLC	Real Estate Management & Development	7,600	77,895
Urban & Civic PLC	Real Estate Management & Development	15,500	65,517
Workspace Group PLC	Real Estate Investment Trusts (REITs)	4,250	62,719
			2,319,829
United States 50.4%
Advance Auto Parts Inc.	Specialty Retail	1,550	307,566
[a]Affiliated Managers Group Inc.	Capital Markets	1,650	297,429
[a]Allergan PLC	Pharmaceuticals	1,800	555,246
[a]Alphabet Inc., C	Internet Software & Services	870	618,405
[a]Amazon.com Inc.	Internet & Catalog Retail	850	532,015
Apple Inc.	Technology Hardware, Storage & Peripherals	5,100	609,450
[a]Biogen Inc.	Biotechnology	1,350	392,188
Bristol-Myers Squibb Co.	Pharmaceuticals	4,700	309,965
Cabot Oil & Gas Corp., A	Oil, Gas & Consumable Fuels	3,600	78,156
[a]Cavium Inc.	Semiconductors & Semiconductor Equipment	3,800	269,610
[a]Celgene Corp.	Biotechnology	4,100	503,111

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23

FRANKLIN TEMPLETON INTERNATIONAL TRUST
STATEMENT OF INVESTMENTS

Franklin World Perspectives Fund (continued)
	Industry	Shares	Value
Common Stocks (continued)
United States (continued)
[a]Celldex Therapeutics Inc.	Biotechnology	5,000	$60,300
[a]Cerner Corp.	Health Care Technology	5,250	348,022
[a]Charter Communications Inc., A	Media	1,000	190,940
[a]Cognizant Technology Solutions Corp., A	IT Services	1,000	68,110
[a]ConforMIS Inc.	Health Care Equipment & Supplies	900	17,613
Constellation Brands Inc., A	Beverages	2,000	269,600
[a]CoStar Group Inc.	Internet Software & Services	920	186,824
[a]DexCom Inc.	Health Care Equipment & Supplies	830	69,156
Ecolab Inc.	Chemicals	2,500	300,875
[a]Edwards Lifesciences Corp.	Health Care Equipment & Supplies	830	130,435
[a]Electronic Arts Inc.	Software	1,850	133,330
[a]Ellie Mae Inc.	Software	1,250	91,225
[a]Envision Healthcare Holdings Inc.	Health Care Providers & Services	11,000	310,200
Equinix Inc.	Real Estate Investment Trusts (REITs)	600	178,008
[a]Facebook Inc., A	Internet Software & Services	6,100	622,017
[a]FleetCor Technologies Inc.	IT Services	2,350	340,421
Fortune Brands Home & Security Inc.	Building Products	4,950	259,033
[a]HD Supply Holdings Inc.	Trading Companies & Distributors	10,500	312,795
Honeywell International Inc.	Aerospace & Defense	1,700	175,576
[a]IHS Inc., A	Professional Services	1,750	209,195
[a]Illumina Inc.	Life Sciences Tools & Services	630	90,266
[a]IMAX Corp.	Media	2,650	101,734
Intercontinental Exchange Inc.	Diversified Financial Services	600	151,440
[a]LinkedIn Corp., A	Internet Software & Services	830	199,922
MasterCard Inc., A	IT Services	6,000	593,940
McKesson Corp.	Health Care Providers & Services	2,000	357,600
Medtronic PLC	Health Care Equipment & Supplies	1,650	121,968
[a]Mobileye NV	Software	2,200	100,144
[a]Monster Beverage Corp.	Beverages	1,400	190,848
[a]NantKwest Inc.	Pharmaceuticals	980	11,662
[a,d]NantKwest Inc.	Pharmaceuticals	600	6,426
NIKE Inc., B	Textiles, Apparel & Luxury Goods	3,400	445,502
[a]Palo Alto Networks Inc.	Communications Equipment	1,850	297,850
[a]Paylocity Holding Corp.	Software	3,600	120,852
[a]PRA Group Inc.	Consumer Finance	1,500	82,200
[a]The Priceline Group Inc.	Internet & Catalog Retail	290	421,730
[a]Pure Storage Inc., A	Technology Hardware, Storage & Peripherals	2,680	47,248
[a]Regeneron Pharmaceuticals Inc.	Biotechnology	310	172,791
[a]Revance Therapeutics Inc.	Pharmaceuticals	2,500	97,925
[a]RigNet Inc.	Energy Equipment & Services	2,500	75,000
Roper Technologies Inc.	Industrial Conglomerates	1,000	186,350
[a]Salesforce.com Inc.	Software	4,000	310,840
[a]ServiceNow Inc.	Software	5,100	416,415
[a]Signature Bank	Banks	2,550	379,746
Skyworks Solutions Inc.	Semiconductors & Semiconductor Equipment	1,100	84,964
[a]Spirit Airlines Inc.	Airlines	1,370	50,854
Starbucks Corp.	Hotels, Restaurants & Leisure	3,400	212,738
[a]Stericycle Inc.	Commercial Services & Supplies	1,550	188,124
[a]SVB Financial Group	Banks	1,700	207,519

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24 Annual Report

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	FRANKLIN TEMPLETON INTERNATIONAL TRUST
	STATEMENT OF INVESTMENTS

Franklin World Perspectives Fund (continued)
	Industry	Shares	Value
Common Stocks (continued)
United States (continued)
[a]Tesla Motors Inc.	Automobiles	500	$103,465
Tractor Supply Co.	Specialty Retail	1,250	115,488
[a]TRI Pointe Group Inc.	Household Durables	25,500	330,990
[a]Tyler Technologies Inc.	Software	1,100	187,396
[a]Under Armour Inc., A	Textiles, Apparel & Luxury Goods	1,750	166,390
Visa Inc., A	IT Services	6,250	484,875
The Walt Disney Co.	Media	2,850	324,159
			16,184,177
Total Common Stocks
(Cost $24,265,445)			29,748,922
Management Investment
Companies 4.1%
India 1.8%
[e]Franklin India Growth Fund, Class R6	Foreign Equity	46,062	576,229
Mexico 0.5%
iShares MSCI Mexico Capped ETF	Foreign Equity	2,755	150,754
Poland 0.1%
iShares MSCI Poland Capped Investable Market
Index ETF	Foreign Equity	2,372	48,460
Russia 0.4%
Market Vectors Russia ETF	Diversified Financial Services	7,044	117,705
South Africa 0.4%
iShares MSCI South Africa ETF	Foreign Equity	2,327	132,546
United States 0.9%
Vanguard Financials ETF	Diversified Financial Services	5,732	281,040
Total Management Investment
Companies (Cost $1,256,911)			1,306,734
[f]Participatory Notes 0.1%
Saudi Arabia 0.1%
HSBC Bank PLC,
Banque Saudi Fransi, 1/22/18	Banks	1,612	12,164
Jarir Marketing Co., 1/22/18	Banks	136	5,883
[b]Samba Financial Group, 144A, 6/29/17	Banks	2,181	13,288
[a]United International Transportation, 2/26/18	Road & Rail	505	6,665
Total Participatory Notes
(Cost $46,368)			38,000
Preferred Stocks 0.7%
Brazil 0.2%
Banco do Estado do Rio Grande do Sul SA, pfd., B	Banks	3,600	5,593
Itau Unibanco Holding SA, pfd.	Banks	3,200	21,968
Telefonica Brasil SA, pfd.	Diversified Telecommunication Services	1,100	11,397
Vale SA, pfd., A	Metals & Mining	2,900	10,552
			49,510

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25

FRANKLIN TEMPLETON INTERNATIONAL TRUST
STATEMENT OF INVESTMENTS

Franklin World Perspectives Fund (continued)
	Industry	Shares	Value
Preferred Stocks (continued)
Germany 0.5%
Draegerwerk AG & Co. KGAA, pfd.	Health Care Equipment & Supplies	2,319	$167,141
Total Preferred Stocks
(Cost $295,587)			216,651
Total Investments before Short Term
Investments (Cost $25,864,311)			31,310,307

		Principal
		Amount
Short Term Investments
(Cost $100,000) 0.3%
U.S. Government and Agency Securities 0.3%
United States 0.3%
[g]FHLB, 11/02/15		$100,000	100,000
Total Investments
(Cost $25,964,311) 97.8%			31,410,307
Other Assets, less Liabilities 2.2%			713,714
Net Assets 100.0%			$32,124,021

See Abbreviations on page 39.

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buy-
ers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees.
At October 31, 2015, the aggregate value of these securities was $38,772, representing 0.12% of net assets.
cAt October 31, 2015, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading this security at year end.
dSecurity has been deemed illiquid because it may not be able to be sold within seven days. At October 31, 2015, the value of this security was $6,426, representing 0.02%
of net assets.
eSee Note 3(f) regarding investments in affiliated management investment companies.
fSee Note 1(d) regarding Participatory Notes.
gThe security is traded on a discount basis with no stated coupon rate.

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26 Annual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN TEMPLETON INTERNATIONAL TRUST

Financial Statements

Statement of Assets and Liabilities
October 31, 2015

Franklin World Perspectives Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$25,472,016
Cost - Non-controlled affiliates (Note 3f)	492,295
Total cost of investments	$25,964,311
Value - Unaffiliated issuers	$30,834,078
Value - Non-controlled affiliates (Note 3f)	576,229
Total value of investments	31,410,307
Cash	945,388
Foreign currency, at value (cost $83,184)	83,543
Receivables:
Investment securities sold	115,493
Capital shares sold	3,061
Dividends and interest	42,781
Other assets	7
Total assets	32,600,580
Liabilities:
Payables:
Investment securities purchased	453,287
Distribution fees	6,092
Transfer agent fees	3,398
Accrued expenses and other liabilities	13,782
Total liabilities	476,559
Net assets, at value	$32,124,021
Net assets consist of:
Paid-in capital	$25,356,454
Undistributed net investment income	36,080
Net unrealized appreciation (depreciation)	5,444,860
Accumulated net realized gain (loss)	1,286,627
Net assets, at value	$32,124,021

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The accompanying notes are an integral part of these financial statements. | Annual Report 27

FRANKLIN TEMPLETON INTERNATIONAL TRUST
FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)
October 31, 2015

Class A:
Net assets, at value	$15,683,234
Shares outstanding	1,266,529
Net asset value per share[a]	$12.38
Maximum offering price per share (net asset value per share ÷ 94.25%)	$13.14
Class C:
Net assets, at value	$3,614,459
Shares outstanding	294,268
Net asset value and maximum offering price per share[a]	$12.28
Class R:
Net assets, at value	$3,084,878
Shares outstanding	250,000
Net asset value and maximum offering price per share	$12.34
Advisor Class:
Net assets, at value	$9,741,450
Shares outstanding	784,684
Net asset value and maximum offering price per share	$12.41

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
28 | Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON INTERNATIONAL TRUST
FINANCIAL STATEMENTS

Statement of Operations
for the year ended October 31, 2015

Franklin World Perspectives Fund

Investment income:
Dividends: (net of foreign taxes of $36,619)
Unaffiliated issuers	$493,153
Non-controlled affiliates (Note 3f)	5,840
Interest	41
Total investment income	499,034
Expenses:
Management fees (Note 3a)	343,062
Distribution fees: (Note 3c)
Class A	29,313
Class C	28,391
Class R	15,686
Transfer agent fees: (Note 3e)
Class A	10,806
Class C	2,409
Class R	2,197
Advisor Class	7,454
Custodian fees (Note 4)	7,126
Reports to shareholders	20,898
Registration and filing fees	62,168
Professional fees	101,211
Other	43,177
Total expenses	673,898
Expense reductions (Note 4)	(51)
Expenses waived/paid by affiliates (Notes 3f and 3g)	(192,006)
Net expenses	481,841
Net investment income	17,193
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	1,539,588
Non-controlled affiliates (Note 3f)	93,552
Foreign currency transactions	210,468
Net realized gain (loss)	1,843,608
Net change in unrealized appreciation (depreciation) on:
Investments	(1,371,011)
Translation of other assets and liabilities denominated in foreign currencies	(130,967)
Net change in unrealized appreciation (depreciation)	(1,501,978)
Net realized and unrealized gain (loss)	341,630
Net increase (decrease) in net assets resulting from operations	$358,823

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The accompanying notes are an integral part of these financial statements. | Annual Report 29

FRANKLIN TEMPLETON INTERNATIONAL TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin World Perspectives Fund

	Year Ended October 31,
	2015	2014
Increase (decrease) in net assets:
Operations:
Net investment income	$17,193	$85,949
Net realized gain (loss)	1,843,608	3,367,275
Net change in unrealized appreciation (depreciation)	(1,501,978)	(1,660,154)
Net increase (decrease) in net assets resulting from operations	358,823	1,793,070
Distributions to shareholders from:
Net investment income:
Class A	(119,791)	(252,661)
Class C	(5,008)	(36,819)
Class R	(15,000)	(34,550)
Advisor Class	(135,352)	(203,228)
Net realized gains:
Class A	(1,065,905)	—
Class C	(316,786)	—
Class R	(243,575)	—
Advisor Class	(970,366)	—
Total distributions to shareholders	(2,871,783)	(527,258)
Capital share transactions: (Note 2)
Class A	443,218	(1,485,847)
Class C	(287,084)	205,295
Advisor Class	(2,230,063)	(1,194,694)
Total capital share transactions	(2,073,929)	(2,475,246)
Net increase (decrease) in net assets	(4,586,889)	(1,209,434)
Net assets:
Beginning of year	36,710,910	37,920,344
End of year	$32,124,021	$36,710,910
Undistributed net investment income (distributions in excess of net investment income) included in net assets:
End of year	$36,080	$(106,315)

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30 Annual Report | The accompanying notes are an integral part of these financial statements.

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FRANKLIN TEMPLETON INTERNATIONAL TRUST

Notes to Financial Statements

Franklin World Perspectives Fund

1. Organization and Significant Accounting Policies

Franklin Templeton International Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin World Perspectives Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees. The Fund was closed to new investors with limited exceptions effective at the close of market December 10, 2015.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time, on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.

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31

FRANKLIN TEMPLETON INTERNATIONAL TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin World Perspectives Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

a. Financial Instrument Valuation (continued)

An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential

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32 Annual Report

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FRANKLIN TEMPLETON INTERNATIONAL TRUST

NOTES TO FINANCIAL STATEMENTS

Franklin World Perspectives Fund (continued)

for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

See Note 8 regarding other derivative information.

d. Participatory Notes

The Fund invests in Participatory Notes (P-Notes). P-notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow the Fund to gain exposure to common stocks in markets where direct investment is not allowed. Income received from P-Notes is recorded as dividend income in the Statement of Operations. P-Notes may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract. These securities may be more volatile and less liquid than other investments held by the Fund.

e. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of October 31, 2015, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

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NOTES TO FINANCIAL STATEMENTS

Franklin World Perspectives Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At October 31, 2015, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

		Year Ended October 31,
		2015 [a]		2014 [a]
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	626,554	$7,965,308	224,626	$2,908,136
Shares issued in reinvestment of distributions	50,521	584,529	6,358	79,857
Shares redeemed	(661,887)	(8,106,619)	(344,821)	(4,473,840)
Net increase (decrease)	15,188	$443,218	(113,837)	$(1,485,847)
Class C Shares:
Shares sold	68,635	$858,621	37,978	$487,682
Shares issued in reinvestment of distributions	6,450	74,369	607	7,594
Shares redeemed	(102,316)	(1,220,074)	(22,330)	(289,981)
Net increase (decrease)	(27,231)	$(287,084)	16,255	$205,295
Advisor Class Shares:
Shares sold	56,839	$732,912	63,296	$827,884
Shares issued in reinvestment of distributions	3,462	40,058	499	6,274
Shares redeemed	(249,146)	(3,003,033)	(156,666)	(2,028,852)
Net increase (decrease)	(188,845)	$(2,230,063)	(92,871)	$(1,194,694)
[a]During the year, Class R did not report any share transactions.

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NOTES TO FINANCIAL STATEMENTS

Franklin World Perspectives Fund (continued)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Investimentos (Brasil) Ltda. (FTI Brasil)	Investment manager
Franklin Templeton Investment Management Limited (FTIML)	Investment manager
Franklin Templeton Investment Trust Management Co., Ltd. (FT Korea)	Investment manager
Franklin Templeton Investments Corp. (FTIC)	Investment manager
Franklin Templeton Investments (ME) Limited (FTIME)	Investment manager
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.050%	Up to and including $1 billion
1.000%	Over $1 billion, up to and including $4 billion
0.950%	In excess of $4 billion

Under a subadvisory agreement, FTI Brasil, FTIML, FT Korea, FTIC, FTIME, and TAML, affiliates of Advisers, provide sub-advisory services to the Fund. The subadvisory fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

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NOTES TO FINANCIAL STATEMENTS

Franklin World Perspectives Fund (continued)

3. Transactions with Affiliates (continued)

c. Distribution Fees (continued)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.30%
Class C	1.00%
Class R	0.50%

Effective August 1, 2015, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the year:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$6,234
CDSC retained	$402

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the year ended October 31, 2015, the Fund paid transfer agent fees of $22,866, of which $12,230 was retained by Investor Services.

f. Investments in Affiliated Management Investment Companies

The Fund invests in an affiliated management investment company for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment company, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the affiliate. Prior to November 1, 2013, the waiver was accounted for as a reduction to management fees.

% of
	Number			Number				Affiliated
	of Shares			of Shares				Fund Shares
	Held at			Held	Value			Outstanding
	Beginning	Gross	Gross	at End	at End Investment		Realized	Held at
	of Year	Additions	Reductions	of Year	of Year	Income	Gain (Loss)	End of Year
Non-Controlled Affiliates
Franklin India Growth Fund,
Class R6	58,608	40,620	(53,166)	46,062	$576,229	$5,840	$93,552	0.43%

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NOTES TO FINANCIAL STATEMENTS

Franklin World Perspectives Fund (continued)

g. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for each class of the Fund do not exceed 1.25% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until February 29, 2016.

h. Other Affiliated Transactions

At October 31, 2015, Franklin Resources, Inc. owned 64.79% of the Fund’s outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended October 31, 2015, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

The tax character of distributions paid during the years ended October 31, 2015 and 2014, was as follows:

	2015	2014
Distributions paid from:
Ordinary income	$266,380	$527,258
Long-term capital gain	2,605,403	—
	$2,871,783	$527,258

At October 31, 2015, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Cost of investments	$26,380,811

Unrealized appreciation	$6,499,540
Unrealized depreciation	(1,470,044)
Net unrealized appreciation (depreciation)	$5,029,496

Undistributed ordinary income	$39,057
Undistributed long term capital gains	1,700,058
Distributable earnings	$1,739,115

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the year ended October 31, 2015, aggregated $38,044,206 and $43,160,678, respectively.

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NOTES TO FINANCIAL STATEMENTS

Franklin World Perspectives Fund (continued)

7. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. Other Derivative Information

For the year ended October 31, 2015, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Net Change
		Net			in Unrealized
Derivative Contracts		Realized			Appreciation
Not Accounted for as	Statement of Operations	Gain (Loss)		Statement of Operations	(Depreciation)
Hedging Instruments	Locations	for the Year		Locations	for the Year
	Net realized gain (loss) from:			Net change in unrealized
appreciation (depreciation) on:
Foreign exchange contracts	Foreign currency transactions	$269,145	[a]	Translation of other assets	$(129,830)[a]
and liabilities denominated
in foreign currencies

aForward exchange contracts are included in net realized gain (loss) from foreign currency transactions and net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies in the Statement of Operations.

For the year ended October 31, 2015, the average month end fair value of derivatives represented 0.10% of average month end net assets. The average month end number of open derivative contracts for the year was 1.

See Note 1(c) regarding derivative financial instruments.

9. Upcoming Liquidation

On September 17, 2015, the Board approved a proposal to liquidate the Fund. The Fund is scheduled to liquidate on or about February 24, 2016.

10. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 12, 2016. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended October 31, 2015, the Fund did not use the Global Credit Facility.

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NOTES TO FINANCIAL STATEMENTS

Franklin World Perspectives Fund (continued)

11. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of October 31, 2015, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments:[a]
United States	$16,507,251	$—	$6,426	$16,513,677
All Other Equity Investments[b]	14,758,630	—	—	14,758,630
Participatory Notes	—	38,000	—	38,000
Short Term Investments	—	100,000	—	100,000
Total Investments in Securities	$31,265,881	$138,000	$6,426	$31,410,307

[a]Includes common and preferred stocks and management investment companies.
[b]For detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the year.

12. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

Abbreviations
Selected Portfolio
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
FHLB	Federal Home Loan Bank

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FRANKLIN TEMPLETON INTERNATIONAL TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Templeton International Trust

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin World Perspectives Fund (one of the funds constituting the Franklin Templeton International Trust, hereafter referred to as the “Fund”) at October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian, transfer agent and brokers, provides a reasonable basis for our opinion.

As discussed in Note 9, the Investment Manager is in the process of completing the liquidation of the Fund, after which the Fund will cease all operations. Our opinion is not modified with respect to this matter.

PricewaterhouseCoopers LLP

San Francisco, California
December 17, 2015

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Tax Information (unaudited)

Franklin World Perspectives Fund

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Fund hereby reports the maximum amount allowable but no less than $2,605,403 as long term capital gain dividend for the fiscal year ended October 31, 2015.

Under Section 854(b)(1)(A) of the Code, the Fund hereby reports 23.50% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended October 31, 2015.

Under Section 854(b)(1)(B) of the Code, the Fund hereby reports the maximum amount allowable but no less than $352,053 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended October 31, 2015. Distributions, including qualified dividend income, paid during calendar year 2015 will be reported to shareholders on Form 1099-DIV by mid-February 2016. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

			Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Harris J. Ashton (1932)	Trustee	Since 1991	146	Bar-S Foods (meat packing company)
One Franklin Parkway				(1981-2010).
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Mary C. Choksi (1950)	Trustee	Since 2014	121	Avis Budget Group Inc. (car rental)
One Franklin Parkway				(2007-present), Omnicom Group Inc.
San Mateo, CA 94403-1906				(advertising and marketing communi-
				cations services) (2011-present) and
				H.J. Heinz Company (processed foods
				and allied products) (1998-2006).
Principal Occupation During at Least the Past 5 Years:
Senior Advisor, Strategic Investment Group (investment management group) (August 2015); director of various companies; and formerly,
Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing Director,
Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension
Investment Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952)	Trustee	Since 1998	146	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas) (1993-present),
San Mateo, CA 94403-1906				RTI International Metals, Inc. (manu-
				facture and distribution of titanium)
				(1999-present), Canadian National
				Railway (railroad) (2001-present),
				White Mountains Insurance Group, Ltd.
				(holding company) (2004-present) and
				H.J. Heinz Company (processed foods
				and allied products) (1994-2013).

Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison – United States Treasury Department (1988-1989).

J. Michael Luttig (1954)	Trustee	Since 2009	146	Boeing Capital Corporation (aircraft
One Franklin Parkway				financing) (2006-2013).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (aerospace company); and formerly,
Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

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Independent Board Members (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Frank A. Olson (1932)	Trustee	Since 2007	146	Hess Corporation (exploration and
One Franklin Parkway				refining of oil and gas) (1998-2013).
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Chairman of the Board, The Hertz Corporation (car rental) (1980-2000) and Chief Executive
Officer (1977-1999); and Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines) (June-December 1987).

Larry D. Thompson (1945)	Trustee	Since 2007	146	Cbeyond, Inc. (business communi-
One Franklin Parkway				cations provider) (2010-2012), The
San Mateo, CA 94403-1906				Southern Company (energy company)
(2014-present; previously 2010-2012)
and Graham Holdings Company
(education and media organization)
(2011-present).
Principal Occupation During at Least the Past 5 Years:
Director of various companies; John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (January 2015;
previously 2011-2012); and formerly, Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc.
(consumer products) (2012-2014); Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011);
Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney
General, U.S. Department of Justice (2001-2003).

John B. Wilson (1959)	Lead	Trustee since 2006 121		None
One Franklin Parkway	Independent	and Lead
San Mateo, CA 94403-1906	Trustee	Independent
Trustee since 2008

Principal Occupation During at Least the Past 5 Years:
President, Staples Europe (office supplies) (2012-present); President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and formerly, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail)
(1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (1992-1996); Senior Vice President –
Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm)
(1986-1990).

Interested Board Members and Officers

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

**Gregory E. Johnson (1961)	Trustee	Since 2007	163	None
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Chairman of the Board, Member – Office of the Chairman, Director and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin
Templeton Investments; Vice Chairman, Investment Company Institute; and formerly, President, Franklin Resources, Inc. (1994-2015).

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Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

**Rupert H. Johnson, Jr. (1940) Chairman of		Since 2013	146	None
One Franklin Parkway	the Board
San Mateo, CA 94403-1906	and Trustee

Principal Occupation During at Least the Past 5 Years:
Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 43 of the investment companies in Franklin Templeton Investments.

Alison E. Baur (1964)	Vice President	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of
45 of the investment companies in Franklin Templeton Investments.

Laura F. Fergerson (1962)	Chief	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Executive
San Mateo, CA 94403-1906	Officer –
Finance and
Administration

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; Vice President, Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC;
and officer of 45 of the investment companies in Franklin Templeton Investments.

Gaston Gardey (1967)	Treasurer,	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway	Chief Financial
San Mateo, CA 94403-1906	Officer
and Chief
Accounting
Officer

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of 27 of the investment companies in Franklin
Templeton Investments.

Aliya S. Gordon (1973)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton
Investments.

Steven J. Gray (1955)	Vice President	Since 2009	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and Franklin
Alternative Strategies Advisers, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

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Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Selena L. Holmes (1965)	Vice President	Since 2012	Not Applicable	Not Applicable
100 Fountain Parkway	– AML
St. Petersburg, FL 33716-1205	Compliance

Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance Monitoring; Chief Compliance Officer, Franklin Alternative Strategies Advisers, LLC; Vice President, Franklin
Templeton Companies, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Edward B. Jamieson (1948)	President and	Since 2010	Not Applicable	Not Applicable
One Franklin Parkway	Chief Executive
San Mateo, CA 94403-1906	Officer –
Investment
Management
Principal Occupation During at Least the Past 5 Years:
President, Chief Investment Officer and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC;
and officer and/or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 10 of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972)	Vice President	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; Vice President, Fiduciary Trust International of the South and Templeton
Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton
Investments.

Robert C. Rosselot (1960)	Chief	Since 2013	Not Applicable	Not Applicable
300 S.E. 2nd Street	Compliance
Fort Lauderdale, FL 33301-1923	Officer
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments
(2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952)	Vice President	Since 2006	Not Applicable	Not Applicable
One Franklin Parkway	and Secretary
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton
Investments.

Navid Tofigh (1972)	Vice President	Since	Not Applicable	Not Applicable
One Franklin Parkway		November 2015
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

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Annual Report

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45

FRANKLIN TEMPLETON INTERNATIONAL TRUST

Interested Board Members and Officers (continued)

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held
and Address	Position	Time Served	by Board Member*	During at Least the Past 5 Years

Craig S. Tyle (1960)	Vice President	Since 2005	Not Applicable	Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964)	Vice President	Since 2011	Not Applicable	Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex.
These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Note 3: Effective April 30, 2015, Sam Ginn ceased to be a trustee of the Trust.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that
Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc.
from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund’s Audit Committee since 2006. As a result of such background and experience, the
Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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46 Annual Report

franklintempleton.com

FRANKLIN TEMPLETON INTERNATIONAL TRUST

FRANKLIN WORLD PERSPECTIVES FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

 (a)  Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $149,370 for the fiscal year ended October 31, 2015 and $144,188 for the fiscal year ended October 31, 2014.

(b)  Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)  Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)  All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended October 31, 2015 and $85 for the fiscal year ended October 31, 2014.  The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $501,024 for the fiscal year ended October 31, 2015 and $163,170 for the fiscal year ended October 31, 2014.  The services for which these fees were paid include preparation and review of materials provided to the fund Board in connection with the investment management                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      contract renewal process and derivatives assessment. Also, includes review of system processes related to fixed income securities, certifying assets under management, and XBRL tagging on financial statements.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $501,024 for the fiscal year ended October 31, 2015 and $163,255 for the fiscal year ended October 31, 2014.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)  Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

By    /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  December 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  December 28, 2015

By    /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  December 28, 2015